UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form
N-CSR
relates solely to the Registrant’s PGIM Short Duration Muni Fund, PGIM US Real Estate Fund, PGIM Conservative Retirement Spending Fund, PGIM Enhanced Retirement Spending Fund and PGIM Moderate Retirement Spending Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2026

Date of reporting period:	9/30/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM US Real Estate Fund
Class A:
PJEAX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You
can
also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class A	$64	1.25%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 221,286,688
Number of fund holdings	40
Portfolio turnover rate for the period	40%
MF209E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	28.2%
Retail REITs	20.6%
Health Care REITs	18.6%
Industrial REITs	12.2%
Residential REITs	10.7%
Office REITs	4.5%
Hotel & Resort REITs	2.2%
Diversified REITs	1.6%
Affiliated Mutual Fund - Short Term Investment	1.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Real Estate Fund

SHARE CLASS	A
NASDAQ	PJEAX
CUSIP	744336603
MF209E2A

PGIM US Real Estate Fund
Class C:
PJECX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2025
This
semiannual shareholder report
contains important information about the Class C
shares
of the PGIM US Real Estate Fund (the “Fund”) for
the period of April 1, 2025 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class C	$102	2.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 221,286,688
Number of fund holdings	40
Portfolio turnover rate for the period	40%
MF209E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	28.2%
Retail REITs	20.6%
Health Care REITs	18.6%
Industrial REITs	12.2%
Residential REITs	10.7%
Office REITs	4.5%
Hotel & Resort REITs	2.2%
Diversified REITs	1.6%
Affiliated Mutual Fund - Short Term Investment	1.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Real Estate Fund

SHARE CLASS	C
NASDAQ	PJECX
CUSIP	744336801
MF209E2C

PGIM US Real Estate Fund
Class Z:
PJEZX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM US Real Estate Fund (the “Fund”)
for
the period of April 1, 2025 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class Z	$51	1.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 221,286,688
Number of fund holdings	40
Portfolio turnover rate for the period	40%
MF209E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	28.2%
Retail REITs	20.6%
Health Care REITs	18.6%
Industrial REITs	12.2%
Residential REITs	10.7%
Office REITs	4.5%
Hotel & Resort REITs	2.2%
Diversified REITs	1.6%
Affiliated Mutual Fund - Short Term Investment	1.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Real Estate Fund

SHARE CLASS	Z
NASDAQ	PJEZX
CUSIP	744336884
MF209E2Z

PGIM US Real Estate Fund
Class R6:
PJEQX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of the
PGIM
US Real Estate Fund (the “Fund”) for
the period of April 1, 2025 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class R6	$45	0.88%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 221,286,688
Number of fund holdings	40
Portfolio turnover rate for the period	40%
MF209E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	28.2%
Retail REITs	20.6%
Health Care REITs	18.6%
Industrial REITs	12.2%
Residential REITs	10.7%
Office REITs	4.5%
Hotel & Resort REITs	2.2%
Diversified REITs	1.6%
Affiliated Mutual Fund - Short Term Investment	1.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Real Estate Fund

SHARE CLASS	R6
NASDAQ	PJEQX
CUSIP	744336751
MF209E2R6

PGIM Short Duration Muni Fund
Class A:
PDSAX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2025
This
semiannual shareholder report
contains important information about the Class A
shares
of the PGIM Short Duration Muni Fund (the “Fund”)
for the period of April 1, 2025 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class A	$31	0.61%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 247,120,483
Number of fund holdings	231
Portfolio turnover rate for the period	32%
MF222E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Credit Quality expressed as a percentage of total investments as of 9/30/2025 (%)
AAA	12.5
AA	42.0
A	23.7
BBB	7.7
BB	4.3
B	0.5
Not Rated	5.1
Cash/Cash Equivalents	4.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code be
low,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Muni Fund

SHARE CLASS	A
NASDAQ	PDSAX
CUSIP	744336835
MF222E2A

PGIM Short Duration Muni Fund
Class C:
PDSCX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Short
Duration
Muni Fund (the “Fund”)
for the period of April 1, 2025 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class C	$81	1.60%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 247,120,483
Number of fund holdings	231
Portfolio turnover rate for the period	32%
MF222E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Credit Quality expressed as a percentage of total investments as of 9/30/2025 (%)
AAA	12.5
AA	42.0
A	23.7
BBB	7.7
BB	4.3
B	0.5
Not Rated	5.1
Cash/Cash Equivalents	4.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code be
lo
w,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Muni Fund

SHARE CLASS	C
NASDAQ	PDSCX
CUSIP	744336827
MF222E2C

PGIM Short Duration Muni Fund
Class Z:
PDSZX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2025
This
semiannual shareholder report
contains important information about the Class Z
shares
of the PGIM Short Duration Muni Fund (the “Fund”)
for the period of April 1, 2025 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class Z	$16	0.32%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 247,120,483
Number of fund holdings	231
Portfolio turnover rate for the period	32%
MF222E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Credit Quality expressed as a percentage of total investments as of 9/30/2025 (%)
AAA	12.5
AA	42.0
A	23.7
BBB	7.7
BB	4.3
B	0.5
Not Rated	5.1
Cash/Cash Equivalents	4.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by
scanning
the QR code be
low
,
including the
Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Muni Fund

SHARE CLASS	Z
NASDAQ	PDSZX
CUSIP	744336819
MF222E2Z

PGIM Short Duration Muni Fund
Class R6:
PDSQX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2025
This
semiannual shareholder report
contains important information about the
Class
R6 shares of the PGIM Short Duration Muni Fund (the
“Fund”) for the period of April 1, 2025 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class R6	$15	0.29%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 247,120,483
Number of fund holdings	231
Portfolio turnover rate for the period	32%
MF222E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Credit Quality expressed as a percentage of total investments as of 9/30/2025 (%)
AAA	12.5
AA	42.0
A	23.7
BBB	7.7
BB	4.3
B	0.5
Not Rated	5.1
Cash/Cash Equivalents	4.1
Total	100.0
Credit ratings reflect the
highest
rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code be
low
,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Muni Fund

SHARE CLASS	R6
NASDAQ	PDSQX
CUSIP	744336744
MF222E2R6

PGIM Conservative Retirement Spending Fund
Class R6:
PGFCX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of
the
PGIM Conservative Retirement Spending
Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Conservative Retirement Spending Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 5,469,388
Number of fund holdings	11
Portfolio turnover rate for the period	4%
MF254E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	43.3%
Affiliated Mutual Funds - Domestic Equity	24.8%
Affiliated Mutual Fund - Short-Term Investment	13.9%
Affiliated Mutual Funds - International Equity	12.8%
Unaffiliated Exchange-Traded Fund - Fixed Income	3.5%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Conservative Retirement Spending Fund

SHARE CLASS	R6
NASDAQ	PGFCX
CUSIP	744336520
MF254E2R6

PGIM Enhanced Retirement Spending Fund
Class R6:
PGFEX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2025
This
semiannual shareholder report
contains important information about the Class R6
shares
of the PGIM Enhanced Retirement Spending Fund
(the “Fund”) for the period of April 1, 2025 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Enhanced Retirement Spending Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 6,057,351
Number of fund holdings	15
Portfolio turnover rate for the period	5%
MF254E22R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.8%
Affiliated Mutual Funds - International Equity	34.1%
Affiliated Mutual Funds - Fixed Income	19.0%
Unaffiliated Exchange-Traded Fund - Fixed Income	4.0%
Affiliated Exchange-Traded Fund - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.7%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Enhanced Retirement Spending Fund

SHARE CLASS	R6
NASDAQ	PGFEX
CUSIP	744336496
MF254E22R6

PGIM Moderate Retirement Spending Fund
Class R6:
PGFMX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Moderate Retirement Spending Fund
(the “Fund”) for the period of April 1, 2025 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Moderate Retirement Spending Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 5,631,094
Number of fund holdings	14
Portfolio turnover rate for the period	5%
MF254E21R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.6%
Affiliated Mutual Funds - Fixed Income	30.3%
Affiliated Mutual Funds - International Equity	23.0%
Affiliated Mutual Fund - Short-Term Investment	6.6%
Unaffiliated Exchange-Traded Fund - Fixed Income	6.0%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%

ADDITIONAL INFORMATION
You can
find
additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Moderate Retirement Spending Fund

SHARE CLASS	R6
NASDAQ	PGFMX
CUSIP	744336512
MF254E21R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM US Real Estate Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

SEPTEMBER 30, 2025

Table of Contents	Financial Statements and Other Information	September 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM US Real Estate Fund	1
Notes to Financial Statements	12

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of September 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS

Diversified REITs 1.7%

Essential Properties Realty Trust, Inc.	122,516	$3,646,076

Health Care REITs 18.6%

American Healthcare REIT, Inc.	204,557	8,593,440

Global Medical REIT, Inc.	26,275	885,730

Healthcare Realty Trust, Inc.	66,877	1,205,792

National Health Investors, Inc.	52,271	4,155,545

Welltower, Inc.	147,817	26,332,120

		41,172,627

Hotel & Resort REITs 2.2%

Ryman Hospitality Properties, Inc.	22,141	1,983,612

Sunstone Hotel Investors, Inc.	314,584	2,947,652

		4,931,264

Industrial REITs 12.2%

First Industrial Realty Trust, Inc.	110,276	5,675,906

LXP Industrial Trust	470,487	4,215,563

Prologis, Inc.	141,492	16,203,664

STAG Industrial, Inc.	23,863	842,125

		26,937,258

Office REITs 4.5%

Hudson Pacific Properties, Inc.*	601,669	1,660,606

Piedmont Realty Trust, Inc.	250,203	2,251,827

SL Green Realty Corp.	100,060	5,984,589

		9,897,022

Residential REITs 10.7%

American Homes 4 Rent (Class A Stock)	45,216	1,503,432

Equity Residential	62,297	4,032,485

Independence Realty Trust, Inc.	251,837	4,127,608

Mid-America Apartment Communities, Inc.	14,420	2,014,907

UDR, Inc.	229,529	8,552,250

Veris Residential, Inc.	232,775	3,538,180

		23,768,862

Retail REITs 20.6%

Agree Realty Corp.	111,180	7,898,227

Brixmor Property Group, Inc.	203,645	5,636,894

Curbline Properties Corp.	163,110	3,637,353

Macerich Co. (The)	1,541	28,046

NETSTREIT Corp.	237,872	4,295,968

Realty Income Corp.	82,513	5,015,965

Regency Centers Corp.	29,363	2,140,563

Simon Property Group, Inc.	79,051	14,835,501

Urban Edge Properties	103,135	2,111,174

		45,599,691

Specialized REITs 28.1%

CubeSmart	127,262	5,174,473

Digital Realty Trust, Inc.	78,261	13,529,762

EPR Properties	119,242	6,917,228

Equinix, Inc.	14,795	11,588,036

Iron Mountain, Inc.	111,937	11,410,858

See Notes to Financial Statements.

PGIM US Real Estate Fund 1

Schedule of Investments (unaudited) (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Specialized REITs (cont’d.)

National Storage Affiliates Trust	150,895	$4,560,047

Public Storage	5,810	1,678,219

Smartstop Self Storage REIT, Inc.	193,882	7,297,718

		62,156,341

TOTAL LONG-TERM INVESTMENTS (cost $189,414,890)		218,109,141

SHORT-TERM INVESTMENT 1.6%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)
(cost $3,577,065)(wb)	3,577,065	3,577,065

TOTAL INVESTMENTS 100.2% (cost $192,991,955)		221,686,206

Liabilities in excess of other assets (0.2)%		(399,518)

NET ASSETS 100.0%		$221,286,688

Below is a list of the abbreviation(s) used in the semiannual report:

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Diversified REITs	$3,646,076	$—	$—
Health Care REITs	41,172,627	—	—
Hotel & Resort REITs	4,931,264	—	—
Industrial REITs	26,937,258	—	—
Office REITs	9,897,022	—	—
Residential REITs	23,768,862	—	—
Retail REITs	45,599,691	—	—
Specialized REITs	62,156,341	—	—
Short-Term Investment
Affiliated Mutual Fund	3,577,065	—	—

Total	$221,686,206	$—	$—

See Notes to Financial Statements.

2

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2025 were as follows:

Specialized REITs	28.1%
Retail REITs	20.6
Health Care REITs	18.6
Industrial REITs	12.2
Residential REITs	10.7
Office REITs	4.5
Hotel & Resort REITs	2.2
Diversified REITs	1.7

Affiliated Mutual Fund	1.6%

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

PGIM US Real Estate Fund 3

Statement of Assets and Liabilities (unaudited)

as of September 30, 2025

Assets
Investments at value:
Unaffiliated investments (cost $189,414,890)	$218,109,141
Affiliated investments (cost $3,577,065)	3,577,065
Dividends receivable	719,998
Receivable for Fund shares sold	457,902
Receivable for investments sold	210,492
Tax reclaim receivable	1,635
Prepaid expenses	16,851

Total Assets	223,093,084

Liabilities
Payable for investments purchased	1,526,284
Management fee payable	131,371
Payable for Fund shares purchased	90,713
Accrued expenses and other liabilities	53,513
Distribution fee payable	2,260
Affiliated transfer agent fee payable	2,255

Total Liabilities	1,806,396

Net Assets	$221,286,688

Net assets were comprised of:
Shares of beneficial interest, at par	$13,907
Paid-in capital in excess of par	205,188,440
Total distributable earnings (loss)	16,084,341

Net assets, September 30, 2025	$221,286,688

See Notes to Financial Statements.

4

Class A

Net asset value and redemption price per share,
($4,872,226 ÷ 306,882 shares of beneficial interest issued and outstanding)	$15.88
Maximum sales charge (5.50% of offering price)	0.92

Maximum offering price to public	$16.80

Class C

Net asset value, offering price and redemption price per share,
($1,571,767 ÷ 102,345 shares of beneficial interest issued and outstanding)	$15.36

Class Z

Net asset value, offering price and redemption price per share,
($93,128,159 ÷ 5,852,059 shares of beneficial interest issued and outstanding)	$15.91

Class R6

Net asset value, offering price and redemption price per share,
($121,714,536 ÷ 7,645,456 shares of beneficial interest issued and outstanding)	$15.92

See Notes to Financial Statements.

PGIM US Real Estate Fund 5

Statement of Operations (unaudited)

Six Months Ended September 30, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$2,598,280
Affiliated dividend income	26,369
Affiliated income from securities lending, net	1,640

Total income	2,626,289

Expenses
Management fee	609,120
Distribution fee(a)	14,750
Transfer agent’s fees and expenses (including affiliated expense of $7,575)(a)	68,594
Registration fees(a)	24,151
Custodian and accounting fees	21,662
Professional fees	19,503
Audit fee	14,915
Shareholders’ reports	13,601
Trustees’ fees	5,639
Miscellaneous	12,887

Total expenses	804,822
Less: Fee waiver and/or expense reimbursement(a)	(21,884)
Distribution fee waiver(a)	(1,187)

Net expenses	781,751

Net investment income (loss)	1,844,538

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $182)	(2,306,806)
Net change in unrealized appreciation (depreciation) on investments	8,796,931

Net gain (loss) on investment transactions	6,490,125

Net Increase (Decrease) In Net Assets Resulting From Operations	$8,334,663

(a) Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	7,119	7,631	—	—
Transfer agent’s fees and expenses	6,587	1,988	55,139	4,880
Registration fees	5,233	5,039	10,021	3,858
Fee waiver and/or expense reimbursement	(8,548)	(5,972)	(7,364)	—
Distribution fee waiver	(1,187)	—	—	—

See Notes to Financial Statements.

6

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2025	Year Ended March 31, 2025

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,844,538	$2,443,766
Net realized gain (loss) on investment transactions	(2,306,806)	3,772,524
Net change in unrealized appreciation (depreciation) on investments	8,796,931	7,124,007

Net increase (decrease) in net assets resulting from operations	8,334,663	13,340,297

Dividends and Distributions
Distributions from distributable earnings
Class A	(42,203)	(80,466)
Class C	(8,441)	(12,926)
Class Z	(830,433)	(1,442,668)
Class R6	(561,124)	(880,350)

	(1,442,201)	(2,416,410)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	98,768,790	111,478,230
Net asset value of shares issued in reinvestment of dividends and distributions	1,442,139	2,165,609
Cost of shares purchased	(22,920,774)	(100,233,566)

Net increase (decrease) in net assets from Fund share transactions	77,290,155	13,410,273

Total increase (decrease)	84,182,617	24,334,160

Net Assets:

Beginning of period	137,104,071	112,769,911

End of period	$221,286,688	$137,104,071

See Notes to Financial Statements.

PGIM US Real Estate Fund 7

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,
	2025		2025		2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.41		$14.12		$12.74		$16.68		$14.23	$10.60
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.26		0.24		0.25		0.16	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.47		1.28		1.37		(3.77)		3.92	3.66
Total from investment operations	0.61		1.54		1.61		(3.52)		4.08	3.80
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.25)		(0.23)		(0.25)		(0.12)	(0.17)
Distributions from net realized gains	-		-		-		(0.17)		(1.51)	-
Total dividends and distributions	(0.14)		(0.25)		(0.23)		(0.42)		(1.63)	(0.17)
Net asset value, end of period	$15.88		$15.41		$14.12		$12.74		$16.68	$14.23
Total Return(b):	3.98%		11.05%		12.81%		(21.08)%		28.70%	36.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,872		$4,979		$4,490		$4,317		$7,648	$5,849
Average net assets (000)	$4,733		$4,798		$4,155		$5,402		$6,774	$5,881
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.25	%(d)	1.27	%(e)	1.26	%(e)	1.26	%(e)	1.25%	1.25%
Expenses before waivers and/or expense reimbursement	1.66	%(d)	1.73%		1.85%		1.77	%(e)	1.66%	1.92%
Net investment income (loss)	1.86	%(d)	1.75%		1.84%		1.84%		0.98%	1.18%
Portfolio turnover rate(f)	40%		118%		94%		156%		132%	246%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended March 31, 2025 and interest expense on borrowings from the Syndicated Credit Agreement and non-recurring expenses of 0.01% and 0.01% for the years ended March 31, 2024 and 2023, respectively which are being excluded from the Fund’s contractual waiver, if applicable.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

8

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,
	2025		2025		2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.91		$13.68		$12.36		$16.21		$13.88	$10.35
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.15		0.14		0.14		0.04	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.45		1.23		1.32		(3.66)		3.82	3.56
Total from investment operations	0.53		1.38		1.46		(3.52)		3.86	3.61
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.15)		(0.14)		(0.16)		(0.02)	(0.08)
Distributions from net realized gains	-		-		-		(0.17)		(1.51)	-
Total dividends and distributions	(0.08)		(0.15)		(0.14)		(0.33)		(1.53)	(0.08)
Net asset value, end of period	$15.36		$14.91		$13.68		$12.36		$16.21	$13.88
Total Return(b):	3.59%		10.16%		11.95%		(21.62)%		27.77%	35.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,572		$1,511		$1,298		$1,129		$2,085	$990
Average net assets (000)	$1,522		$1,285		$1,027		$1,513		$1,599	$1,031
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.00	%(d)	2.02	%(e)	2.01	%(e)	2.01	%(e)	2.00%	2.00%
Expenses before waivers and/or expense reimbursement	2.78	%(d)	3.21%		3.18%		2.75	%(e)	2.84%	3.33%
Net investment income (loss)	1.11	%(d)	1.06%		1.14%		1.08%		0.28%	0.43%
Portfolio turnover rate(f)	40%		118%		94%		156%		132%	246%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended March 31, 2025 and interest expense on borrowings from the Syndicated Credit Agreement and non-recurring expenses of 0.01% and 0.01% for the years ended March 31, 2024 and 2023, respectively which are being excluded from the Fund’s contractual waiver, if applicable.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Real Estate Fund 9

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,
	2025		2025		2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.45		$14.16		$12.77		$16.71		$14.25	$10.62
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.29		0.31		0.28		0.22	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.46		1.29		1.34		(3.78)		3.91	3.65
Total from investment operations	0.62		1.58		1.65		(3.50)		4.13	3.83
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.29)		(0.26)		(0.27)		(0.16)	(0.20)
Distributions from net realized gains	-		-		-		(0.17)		(1.51)	-
Total dividends and distributions	(0.16)		(0.29)		(0.26)		(0.44)		(1.67)	(0.20)
Net asset value, end of period	$15.91		$15.45		$14.16		$12.77		$16.71	$14.25
Total Return(b):	4.03%		11.29%		13.14%		(20.87)%		29.05%	36.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$93,128		$79,356		$70,462		$36,692		$77,967	$24,856
Average net assets (000)	$83,017		$72,669		$49,602		$49,433		$44,164	$21,999
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00	%(d)	1.01	%(e)	1.01	%(e)	1.01	%(e)	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.02	%(d)	1.10%		1.12%		1.16	%(e)	1.16%	1.42%
Net investment income (loss)	2.14	%(d)	1.94%		2.33%		2.03%		1.34%	1.44%
Portfolio turnover rate(f)	40%		118%		94%		156%		132%	246%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% for the year ended March 31, 2025 and interest expense on borrowings from the Syndicated Credit Agreement and non-recurring expenses of 0.01% for the years ended March 31, 2024 and 2023, respectively which are being excluded from the Fund’s contractual waiver, if applicable.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

10

Class R6 Shares
	Six Months Ended September 30,		Year Ended March 31,
	2025		2025		2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.45		$14.16		$12.77		$16.71		$14.25	$10.62
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.31		0.30		0.28		0.22	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.44		1.27		1.35		(3.78)		3.91	3.65
Total from investment operations	0.63		1.58		1.65		(3.50)		4.13	3.83
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.29)		(0.26)		(0.27)		(0.16)	(0.20)
Distributions from net realized gains	-		-		-		(0.17)		(1.51)	-
Total dividends and distributions	(0.16)		(0.29)		(0.26)		(0.44)		(1.67)	(0.20)
Net asset value, end of period	$15.92		$15.45		$14.16		$12.77		$16.71	$14.25
Total Return(b):	4.11%		11.32%		13.14%		(20.87)%		29.05%	36.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$121,715		$51,257		$36,521		$21,927		$13,596	$3,396
Average net assets (000)	$72,716		$46,391		$25,937		$18,301		$9,125	$2,559
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.88	%(d)	1.01	%(e)	1.01	%(e)	1.01	%(e)	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	0.88	%(d)	1.01%		1.02%		1.07	%(e)	1.10%	1.65%
Net investment income (loss)	2.48	%(d)	2.02%		2.28%		2.12%		1.30%	1.46%
Portfolio turnover rate(f)	40%		118%		94%		156%		132%	246%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended March 31, 2025 and interest expense on borrowings from the Syndicated Credit Agreement and non-recurring expenses of 0.01% and 0.01% for the years ended March 31, 2024 and 2023, respectively which are being excluded from the Fund’s contractual waiver, if applicable.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Real Estate Fund 11

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM US Real Estate Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is capital appreciation and income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

12

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is

PGIM US Real Estate Fund 13

Notes to Financial Statements (unaudited) (continued)

marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Between 2018 and 2025, tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported

14

amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, and supervises the subadvisers’ performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (which provides subadvisory services to the Fund through its business unit, PGIM Real Estate) and PGIM Real Estate (UK) Limited, an indirect wholly-owned subsidiary of PGIM, Inc. (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended September 30, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.75% on average daily net assets up to and including $1 billion;	0.75%
0.73% on the next $2 billion of average daily net assets;
0.71% on the next $2 billion of average daily net assets;
0.70% on the next $5 billion of average daily net assets;
0.69% on average daily net assets exceeding $10 billion.

The Manager has contractually agreed, through July 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.25%
C	2.00
Z	1.00
R6	1.00

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through July 31, 2026 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

PGIM US Real Estate Fund 15

Notes to Financial Statements (unaudited) (continued)

For the reporting period ended September 30, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$9,630	$—
C	—	—

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended September 30, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended September 30, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$141,973,184	$64,181,603

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended September 30, 2025, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)

$1,159,539	$29,534,054	$27,116,528	$—	$—	$3,577,065	3,577,065	$26,369	$—

PGIM Institutional Money Market Fund (7-day effective yield 4.350%)(b)(wb)

—	17,403,844	17,404,026	—	182	—	—	1,640(1)	—

$1,159,539	$46,937,898	$44,520,554	$—	$182	$3,577,065		$28,009	$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

16

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of September 30, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$194,810,057	$30,703,368	$(3,827,219)	$26,876,149

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of March 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$9,634,000	$1,570,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of September 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	28,530	0.5%

R6	89,034	1.2

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	5	78.3

PGIM US Real Estate Fund 17

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended September 30, 2025:
Shares sold	33,593	$518,914
Shares issued in reinvestment of dividends and distributions	2,786	42,144
Shares purchased	(40,520)	(618,137)
Net increase (decrease) in shares outstanding before conversion	(4,141)	(57,079)
Shares issued upon conversion from other share class(es)	2,316	36,115
Shares purchased upon conversion into other share class(es)	(14,368)	(220,487)
Net increase (decrease) in shares outstanding	(16,193)	$(241,451)

Year ended March 31, 2025:
Shares sold	55,624	$864,422
Shares issued in reinvestment of dividends and distributions	5,498	80,320
Shares purchased	(57,915)	(882,387)
Net increase (decrease) in shares outstanding before conversion	3,207	62,355
Shares issued upon conversion from other share class(es)	4,182	62,485
Shares purchased upon conversion into other share class(es)	(2,192)	(32,939)
Net increase (decrease) in shares outstanding	5,197	$91,901

Class C
Six months ended September 30, 2025:
Shares sold	6,016	$88,874
Shares issued in reinvestment of dividends and distributions	573	8,441
Shares purchased	(3,161)	(46,950)
Net increase (decrease) in shares outstanding before conversion	3,428	50,365
Shares purchased upon conversion into other share class(es)	(2,393)	(36,115)
Net increase (decrease) in shares outstanding	1,035	$14,250

Year ended March 31, 2025:
Shares sold	46,279	$706,709
Shares issued in reinvestment of dividends and distributions	924	12,926
Shares purchased	(28,502)	(401,349)
Net increase (decrease) in shares outstanding before conversion	18,701	318,286
Shares purchased upon conversion into other share class(es)	(12,252)	(183,947)
Net increase (decrease) in shares outstanding	6,449	$134,339

Class Z
Six months ended September 30, 2025:
Shares sold	1,471,929	$22,610,334
Shares issued in reinvestment of dividends and distributions	54,795	830,430
Shares purchased	(825,922)	(12,568,612)
Net increase (decrease) in shares outstanding before conversion	700,802	10,872,152
Shares issued upon conversion from other share class(es)	14,338	220,487
Net increase (decrease) in shares outstanding	715,140	$11,092,639

Year ended March 31, 2025:
Shares sold	5,058,310	$76,968,835
Shares issued in reinvestment of dividends and distributions	81,031	1,192,013
Shares purchased	(5,003,035)	(75,449,239)
Net increase (decrease) in shares outstanding before conversion	136,306	2,711,609
Shares issued upon conversion from other share class(es)	22,984	369,496
Net increase (decrease) in shares outstanding	159,290	$3,081,105

18

Share Class	Shares	Amount

Class R6
Six months ended September 30, 2025:
Shares sold	4,924,160	$75,550,668
Shares issued in reinvestment of dividends and distributions	37,007	561,124
Shares purchased	(634,381)	(9,687,075)
Net increase (decrease) in shares outstanding	4,326,786	$66,424,717

Year ended March 31, 2025:
Shares sold	2,219,144	$32,938,264
Shares issued in reinvestment of dividends and distributions	59,701	880,350
Shares purchased	(1,527,013)	(23,500,591)
Net increase (decrease) in shares outstanding before conversion	751,832	10,318,023
Shares purchased upon conversion into other share class(es)	(13,133)	(215,095)
Net increase (decrease) in shares outstanding	738,699	$10,102,928

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended September 30, 2025. The average daily balance for the 7 days that the Fund had loans outstanding during the period was approximately $272,571, borrowed at a weighted average interest rate of 5.44%. The maximum loan outstanding amount during the period was $452,000. At September 30, 2025, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Concentration Risk: To the extent that the Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

PGIM US Real Estate Fund 19

Notes to Financial Statements (unaudited) (continued)

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID - 19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and / or government intervention. They may also cause short - or long - term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

20

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the impact and does not expect the ASU to have a material impact on the financial statements.

PGIM US Real Estate Fund 21

Notes to Financial Statements (unaudited) (continued)

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of September 30, 2025.

22

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM US Real Estate Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM US Real Estate Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Real Estate unit (“PGIM Real Estate”), and PGIM Real Estate (UK) Limited (“PGIM RE (UK)”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM and PGIM RE (UK). Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIM (through its PGIM Real Estate unit), and PGIM RE (UK), which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Real Estate and PGIM RE (UK). The Board noted that PGIM Real Estate and PGIM RE (UK) are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the

[1]	PGIM US Real Estate Fund is a series of Prudential Investment Portfolios 12.

PGIM US Real Estate Fund

Approval of Advisory Agreements (continued)

Fund, such as PGIM Investments’ role as the administrator of the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by each of PGIM Real Estate and PGIM RE (UK), including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Real Estate and PGIM RE (UK), and also considered the qualifications, backgrounds and responsibilities of PGIM Real Estate’s and PGIM RE (UK)’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Real Estate’s and PGIM RE (UK)’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Real Estate and PGIM RE (UK). The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Real Estate and PGIM RE (UK).

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Real Estate and PGIM RE (UK), and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Real Estate and PGIM RE (UK) under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments for the year ended December 31, 2024. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Real Estate and PGIM RE (UK)

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Real Estate, PGIM RE (UK) and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM

Visit our website at pgim.com/investments

Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Real Estate and PGIM RE (UK) included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM Real Estate and PGIM RE (UK) were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 3rd Quartile

●	The Board noted that the Fund outperformed its benchmark index over all periods.
●

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.25% for Class A shares, 2.00% for Class C shares, 1.00% for Class Z shares, and 1.00% for Class R6 shares through July 31, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM US Real Estate Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM Short Duration Muni Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

SEPTEMBER 30, 2025

Table of Contents	Financial Statements and Other Information	September 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Short Duration Muni Fund	1
Notes to Financial Statements	21

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.1%

MUNICIPAL BONDS

Alabama 5.9%

Baldwin Cnty. Indl. Dev. Auth. Rev.,
Novelis Corp. Proj., Series A, AMT (Mandatory put date 06/01/32), 144A	5.000%(cc)	06/01/55	1,500	$1,522,082
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	2,365	2,392,927
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	1,440	1,456,961
Gas Proj., Series A (Mandatory put date 05/01/32)	5.250(cc)	05/01/56	2,000	2,077,231
Gas Proj., Series E (Mandatory put date 05/01/35)	5.000(cc)	12/01/55	2,000	2,152,421
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	2,000	2,091,625
Proj. No. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	170	171,173
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	1,000	1,020,400
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	500	508,058
Jefferson Cnty. Swr. Rev.,
Revenue Warrants, Rfdg.	5.000	10/01/33	1,000	1,125,035

				14,517,913

Alaska 0.5%

Alaska St.,
Series A, GO, Rfdg.	5.000	08/01/34	1,000	1,168,045

Arizona 2.8%

Arizona Hlth. Facs. Auth. Rev.,
Banner Hlth., Series B (Mandatory put date 10/01/24)	2.870(cc)	01/01/37	2,480	2,460,971
Arizona Indl. Dev. Auth. Rev.,
The Ranches at Gunsmoke Proj. (Mandatory put date 11/01/26)	5.000(cc)	03/01/58	1,500	1,535,243
Chandler Indl. Dev. Auth. Rev.,
Intel Corp. Proj., AMT (Mandatory put date 06/01/29)	4.000(cc)	06/01/49	1,250	1,267,882
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr. Proj., Rfdg.	4.000	07/01/26	340	340,026
Reid Traditional Sch. Proj.	4.000	07/01/26	105	105,586
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	1,275	1,301,895

				7,011,603

California 3.8%

California Cmnty. Choice Fing. Auth. Rev.,
Green Bond, Series B-2 (Mandatory put date 08/01/31)	3.340(cc)	02/01/52	1,000	953,484
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/31)	5.250(cc)	01/01/54	1,000	1,061,101
California Muni. Fin. Auth. Rev.,
American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	65	65,443
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
Green Bond, Calplant I Proj., AMT, 144A	7.000	07/01/22(d)	250	2,500
Long Beach Bond Fin. Auth. Rev.,
Natural Gas, Series B	4.447(cc)	11/15/27	700	699,963
Los Angeles Dept. Arpts. Rev.,
Sustainable Bonds, Sub. Private Activity, Series A, Rfdg.	5.000	05/15/31	1,300	1,435,981
Los Angeles Dept. of Wtr. & Pwr. Rev.,
LA Dept. of Wtr. & Pwr. Sys., Series C	4.000	07/01/26	500	504,148
Pwr. Sys., Series A, Rfdg.	5.000	07/01/27	760	764,221
Series A, Rfdg.	5.000	07/01/26	580	590,481
Series B, Rfdg.	5.000	07/01/26	175	177,671
Series B, Rfdg.	5.000	07/01/27	250	259,268
Series B, Rfdg.	5.000	07/01/31	1,265	1,416,735
Series D, Rfdg.	5.000	07/01/26	620	629,462
Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev.,
Series A	5.000	07/01/26	425	433,182

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  1

Schedule of Investments (unaudited) (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

Sanger Unif. Sch. Dist.,
Unrefunded, COP, Cap. Proj., Rfdg., AGM	5.000%	06/01/52	60	$60,001
South Jersey Trans. Auth. Rev.,
Southern Transmission Sys. Renewal Proj., Series 1	5.000	07/01/31	250	280,438

				9,334,079

Colorado 3.9%

Colorado Hlth. Facs. Auth. Rev.,
AdventHealth Oblig. Grp., Series A (Mandatory put date 11/15/29)	5.000(cc)	11/15/59	940	1,026,200
CommonSpirit Hlth., Series A-2, Rfdg.	5.000	08/01/26	390	397,368
Covenant Living Communities & Svcs., Rfdg.	5.000	12/01/30	1,000	1,082,759
Intermountain Hlth., Series D, FRDD	3.750(cc)	05/15/64	3,600	3,600,000
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, AMT, Rfdg.	5.000	11/15/32	1,000	1,112,614
Sub. Series B, AMT, Rfdg.	5.000	11/15/32	1,000	1,117,515
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj, Series A, Rfdg.	5.000	07/15/27	620	638,513
University of Colorado Rev.,
University Enterprise Rev., Green Bond Proj., Series C-3B, Rfdg. (Mandatory put date 10/15/26)	2.000(cc)	06/01/51	780	769,470

				9,744,439

Connecticut 1.4%

Connecticut St. Spl. Tax Rev.,
Series B	5.000	10/01/37	1,175	1,237,639
Norwalk Hsg. Auth. Rev.,
Wall Street Place (Mandatory put date 09/01/27)	3.050(cc)	09/01/58	1,000	996,612
Stamford Hsg. Auth. Rev.,
Mozaic Concierge Living Proj., Series D	4.250	10/01/30	1,200	1,212,910

				3,447,161

Delaware 0.0%

Delaware St. Econ. Dev. Auth. Rev.,
Newark Chart. Sch., Series A, Rfdg.	2.800	09/01/26	60	59,893

District of Columbia 2.1%

Dist. of Columbia Rev.,
KIPP Proj., Series B, Rfdg.	5.000	07/01/37	1,380	1,404,654
Proj., Series B, Rfdg.	5.000	07/01/27	220	227,805
Dist. of Columbia Tob. Settlement Fing. Corp. Rev.,
Asset Bkd. Bds., Rfdg.	6.750	05/15/40	1,690	1,723,618
Metropolitan Washington Arpts. Auth. Avtn. Rev.,
Series A, Rfdg., AMT	5.000	10/01/33	1,580	1,763,964

				5,120,041

Florida 6.4%

Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	5.000	10/01/26	500	500,637
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	5.000	07/01/38	1,620	1,670,582
Florida Dev. Fin. Corp. Rev.,
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	1,000	1,003,967
Florida Hr. Edl. Facs. Fing. Auth. Rev.,
Edl. Facs., Ringling Clg. Proj.	5.000	03/01/28	295	301,768
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/32	1,160	1,196,112

See Notes to Financial Statements.

2

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Series A, AMT	5.000%	10/01/29	1,230	$1,327,606
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	300	302,007
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	100	100,155
Miami-Dade Cnty. Hsg. Fin. Auth. Rev.,
Ambar Station, Series A (Mandatory put date 08/01/29)	3.250(cc)	02/01/44	1,000	1,009,029
Residences at Palm Court, Series B (Mandatory put date 09/01/28)	2.950(cc)	09/01/29	1,500	1,511,591
Myrtle Creek Impvt. Dist.,
Spl. Assmt., Series A, BAM, Rfdg.	4.000	05/01/27	365	367,317
Orange Cnty. Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series C, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	11/15/52	685	700,053
Orlando Healthcare Oblig. Grp., Series B, Rfdg.	5.000	10/01/25	2,530	2,530,148
Orlando Util. Commn. Rev.,
Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	2,540	2,317,074
Tallahassee Rev.,
Memorial HealthCare, Inc. Proj., Series A	5.000	12/01/25	550	551,620
Vlg. CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/26	205	206,593
Vlg. CDD No. 7,
Spl. Assmt., Rfdg.	4.000	05/01/26	245	245,143

				15,841,402

Georgia 3.2%

Atlanta Arpt. Passenger Facs. Charge Rev.,
Sub-Lien, Sustainable Bonds, Series E, AMT	5.000	07/01/33	1,265	1,406,298
Burke Cnty. Dev. Auth. Rev.,
Georgia Pwr. Co. Plant Vogtle Proj., 5th Series, Rmkt. (Mandatory put date 06/13/28)	3.700(cc)	10/01/32	565	572,063
Main Street Natural Gas, Inc. Rev.,
Series B (Mandatory put date 03/01/32)	5.000(cc)	12/01/54	2,250	2,437,212
Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	2,750	3,000,197
Muni. Elec. Auth. of Georgia Rev.,
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	585	588,458

				8,004,228

Guam 0.4%

Territory of Guam Rev.,
Series G, Rfdg.	5.000	01/01/31	1,000	1,085,550

Hawaii 0.7%

Honolulu City & Cnty. Wstewtr. Sys. Rev.,
Jr. 2nd Bond Resolution, Series A, Rfdg.	5.000	07/01/34	1,500	1,749,807

Idaho 0.5%

Idaho Hsg. & Fin. Association Rev.,
Series A	5.000	08/15/39	1,115	1,219,908

Illinois 5.2%

Chicago O’Hare Int’l. Arpt. Rev.,
Series C, AMT, Rfdg.	5.000	01/01/34	500	552,925
Illinois Fin. Auth. Rev.,
Advocate Healthcare Network, Series A-3, Rfdg.	5.000	11/01/30	725	753,691
Advocate Healthcare Proj., Series A-1, Rfdg.	4.000	11/01/30	760	773,085
Midwestern Unvi. Foundation, Sr. Series A	5.000	07/01/29	265	279,090
Midwestern Unvi. Foundation, Sr. Series A	5.000	07/01/30	475	505,087

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  3

Schedule of Investments (unaudited) (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Illinois St.,
Series A, GO	5.000%	11/01/25	1,625	$1,627,877
Series B, GO	5.000	05/01/31	1,820	2,014,184
Series D, GO, Rfdg.	5.000	07/01/36	1,100	1,184,530
Illinois St. Sales Tax Rev.,
Build Illinois Bonds, Jr. Oblig., Series C, Rfdg.	5.000	06/15/26	1,935	1,964,472
Sub. Series C, Rfdg.	4.000	06/15/26	1,000	1,008,301
Railsplitter Tob. Settlement Auth. Rev.,
Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/28	375	381,374
Sales Tax Secur. Corp. Rev.,
Senior Lien, Series C, Rfdg.	5.000	01/01/38	1,000	1,047,668
Sr. Series D	5.000	01/01/35	600	656,531

				12,748,815

Indiana 3.2%

Indiana Fin. Auth. Rev.,
1st Lien, CWA Autho. Proj., Series 2024 A, Rfdg.	5.000	10/01/41	1,500	1,617,847
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	1,305	1,309,575
Indiana Univ. Hlth., Series B-1 (Mandatory put date 07/01/28)	5.000(cc)	10/01/62	860	904,335
Indiana Univ. Hlth., Series D-3, Rfdg. (Mandatory put date 10/01/33)	5.000(cc)	10/01/59	1,000	1,136,309
Pwr. & Light Co. Proj., Series A, Rfdg.	1.400	08/01/29	1,000	920,887
Indianapolis Local Pub. Impvt. Bond Bank Rev.,
Indianapolis Arpt. Auth. Proj., Series I2, AMT, Rfdg.	5.000	01/01/32	1,510	1,656,140
Whiting Rev.,
BP Products North America, Inc. Proj., Series A, Rfdg., AMT (Mandatory put date 06/05/26)	5.000(cc)	12/01/44	300	303,891

				7,848,984

Iowa 0.3%

Iowa Student Loan Liquidity Corp. Rev.,
Sr. Series B, AMT	5.000	12/01/32	700	749,561

Kentucky 2.5%

Kentucky Pub. Energy Auth. Rev.,
Series A, Rfdg. (Mandatory put date 12/01/29)	5.250(cc)	06/01/55	1,500	1,607,932
Series A-1 (Mandatory put date 08/01/30)	4.000(cc)	08/01/52	2,160	2,211,010
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	895	973,875
Kentucky Turnpike Auth. Rev.,
Revitalization Proj., Series A, Rfdg.	5.000	07/01/26	600	611,376
Trimble Cnty. Rev.,
Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	750	711,301

				6,115,494

Louisiana 0.8%

Louisiana Pub. Facs. Auth. Rev.,
Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	1,000	1,001,219
Parish of St. James Rev.,
Nustar Logistics L.P Proj., Rmkt. (Mandatory put date 06/01/30), 144A(hh)	3.700(cc)	08/01/41	1,000	997,602

				1,998,821

Maryland 0.4%

Maryland Comnty. Dev. Admin. Rev.,
Sustainable Bonds, Vlg. at Marley Station, Series D-2	3.300	01/01/29	1,000	1,020,817

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Massachusetts 0.9%

Massachusetts Dev. Fin. Agcy. Rev.,
Series B, Rfdg.	4.000%	02/15/36	1,000	$1,067,382
Massachusetts Edl. Fing. Auth. Rev.,
Sr. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,042,373

				2,109,755

Michigan 1.0%

Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	500	534,913
Michigan St.,
Environmental Prog., Series A, GO	5.000	12/01/25	55	55,097
Michigan Strategic Fd. Rev.,
Sustainable Bond, Recycled Board Machine Proj., AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	1,800	1,794,349

				2,384,359

Minnesota 0.4%

Minnesota Rural Wtr. Fin. Auth., Inc. Rev.,
Rfdg., BANS	3.300	08/01/26	1,000	1,002,808

Mississippi 4.0%

Mississippi Bus. Fin. Corp. Rev.,
Chevron USA, Inc., Series G, FRDD	3.500(cc)	11/01/35	3,620	3,620,000
Chevron USA, Inc., Series I, FRDD	3.500(cc)	11/01/35	4,440	4,440,000
Poll. Ctrl., Rfdg.	3.200	09/01/28	500	500,218
Warren Cnty. Rev.,
Int’l Paper Co. Proj., Rmkt. Rfdg.	4.000	09/01/32	1,250	1,282,771

				9,842,989

Missouri 0.6%

Kansas City Ind’l. Dev. Auth. Rev.,
Int’l Arpt. Term. Modernization Proj., Series B, AMT	5.000	03/01/30	1,000	1,058,298
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series B, Rfdg. (Mandatory put date 05/01/26)	4.000(cc)	05/01/51	335	336,826

				1,395,124

Nebraska 0.9%

Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	1,000	1,058,480
Sub. Series A-1 (Mandatory put date 08/01/31)	5.000(cc)	08/01/55	1,200	1,297,699

				2,356,179

New Hampshire 2.2%

National Fin. Auth. Rev.,
Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	1,000	1,005,353
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	700	700,200
Grand Pines Proj., 144A	5.625	06/01/39	1,000	1,010,337
Silverado Proj., 144A	5.000	12/01/28	1,000	1,000,171
Tamarron Proj., 144A	5.250	12/01/35	1,000	999,875
The Wildflower Proj., CABS, 144A	5.594(t)	12/15/33	1,140	700,894

				5,416,830

New Jersey 4.3%

New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co. Inc. Proj., Series E, AMT, Rfdg.	0.850	12/01/25	600	597,618

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  5

Schedule of Investments (unaudited) (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)

New Jersey Econ. Dev. Auth. Rev., (cont’d.)
Series SSS, Rfdg.	5.250%	06/15/39	400	$442,407
New Jersey Edl. Facs. Auth. Rev.,
Princeton Univ., Series A (Mandatory put date 07/01/31)	5.000(cc)	07/01/64	1,000	1,122,126
New Jersey Hr. Ed. Student Assistance Auth. Rev.,
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/27	1,000	1,034,053
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/28	500	523,594
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/32	1,500	1,605,721
Sr. Series B, AMT	5.000	12/01/28	285	299,124
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series A, Rfdg.	5.250	06/15/39	1,000	1,110,488
South Jersey Trans. Auth. Rev.,
Series A, Rfdg., BAM	5.000	11/01/38	1,000	1,096,592
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/26	1,745	1,764,721
Series A, Rfdg.	5.000	06/01/30	315	328,841
Series A, Rfdg.	5.000	06/01/31	500	521,028
Series A, Rfdg.	5.000	06/01/36	235	240,436

				10,686,749

New Mexico 0.6%

Farmington Rev.,
4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,389,422

New York 13.0%

Empire St. Dev. Corp. Rev.,
Personal Income Tax, Series A, Rfdg.	5.000	03/15/31	1,685	1,699,883
Personal Income Tax, Series C, Rfdg.	5.000	03/15/41	1,375	1,421,411
Long Island Pwr. Auth. Rev.,
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	2,000	1,967,278
Metropolitan Trans. Auth. Rev.,
Series D, Rfdg.	5.000	11/15/32	1,710	1,790,993
New York City Hsg. Dev. Corp. Rev.,
245 East 124th Street, Rmkt. (Mandatory Put Date 06/01/29)	2.100(cc)	11/01/46	1,500	1,447,325
8 Spruce Street Proj., Class E, Rfdg.	4.375	12/15/43	2,000	2,066,716
New York City Muni. Wtr. Fin. Auth. Rev.,
2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,025,373
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec., Fiscal 1999, Sub. Series E-1	5.000	02/01/36	1,000	1,022,605
Sub. Series A-2	5.000	08/01/38	2,505	2,573,607
New York City Trans. Fin. Auth. Rev.,
Fiscal 2025, Sub. Series G-1, Rfdg.	5.000	11/01/32	500	573,021
MultiModal Bonds, Sub-Series B	5.500	05/01/44	1,000	1,105,416
Sub. Bonds, Series E	5.000	11/01/36	1,000	1,131,415
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	1,000	925,773
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	1,000	930,376
New York St. Dorm. Auth. Rev.,
Series A, Rfdg.	5.250	03/15/37	500	533,295
New York St. Envirml. Facs. Corp. Rev.,
Draw Down Casella Wste. Sys., Inc. Proj. R-1, Rmkt., AMT (Mandatory put date 09/03/30), 144A	4.250(cc)	09/01/50	1,315	1,327,463
New York St. Hsg. Fin. Agcy. Rev.,
320 West 38th Street Hsg., Series A (Mandatory put date 11/01/31)	3.570(cc)	05/01/42	2,250	2,295,617
Hsg. 160 W 62nd Street, Series A-2, Rmkt. (Mandatory put date 04/01/32)	3.600(cc)	11/01/44	1,200	1,212,556
Sustainable Bonds, Series B-2 (Mandatory put date 05/01/29)	3.600(cc)	11/01/64	1,000	1,004,240
New York Trans. Dev. Corp. Rev.,
JFK Int’l. Arpt. Proj. Term. 4, Series A, Rfdg., AMT	5.000	12/01/25	200	200,474

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

Port Auth. of NY & NJ Rev.,
Series 246, AMT, Rfdg.	5.000%	09/01/30	1,175	$1,275,628
Series 250, Rfdg.	5.000	10/15/34	2,000	2,334,094
Triborough Bridge & Tunnel Auth. Rev.,
Series A-2, Rfdg. (Mandatory put date 05/15/26)	2.000(cc)	05/15/45	1,000	992,597
TBTA Capital Lockbox Fund, MTA Bridges & Tunnels, Series A	5.000	12/01/34	1,000	1,169,289

				32,026,445

North Carolina 1.1%

Charlotte Arpt. Rev.,
Series B, Rfdg. AMT	5.000	07/01/30	1,125	1,226,620
Cumberland Cnty. Indl. Facs. & Pollution Ctl. Fin. Auth. Rev.,
Proj. Aero, AMT (Mandatory put date 11/01/25)	3.750(cc)	12/01/27	1,500	1,500,104

				2,726,724

Ohio 2.4%

Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	1,350	1,418,723
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/30	385	417,435
Cuyahoga Cnty. Rev.,
MetroHealth Sys., Rfdg.	4.000	02/15/29	1,200	1,207,022
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	486,749
Duke Energy Corp. Proj., Series A, AMT, Rfdg. (Mandatory put date 06/01/27)	4.250(cc)	11/01/39	2,000	2,036,639
Ohio St. Rev.,
Cleveland Clinic Hlth. Sys., Series C, Rmkt. (Mandatory put date 05/01/28)	2.750(cc)	01/01/52	250	249,354

				5,815,922

Oklahoma 1.2%

Oklahoma Dev. Fin. Auth. Rev.,
OU Med. Proj., Series B	5.000	08/15/26	800	808,650
Univ. of Oklahoma Med. Proj., Series B	5.000	08/15/29	1,100	1,126,256
Oklahoma Tpke. Auth. Rev.,
Sr. Bonds, Series B, Rfdg.(hh)	5.000	01/01/32	1,000	1,132,562

				3,067,468

Pennsylvania 2.7%

Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000	03/01/27	1,070	1,083,157
Delaware Vlly. Regl. Fin. Auth. Rev.,
Series A, AMBAC	5.500	08/01/28	445	479,182
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
Wste. Mgmt., Inc. Proj., Series A, AMT, Rmkt. (Mandatory put date 08/03/26)	3.875(cc)	08/01/37	1,250	1,254,897
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,215,475
Pennsylvania Tpke. Commn. Rev.,
Series A-1	5.000	12/01/41	1,215	1,223,031
Series A-2	5.000	12/01/36	1,300	1,368,344

				6,624,086

Puerto Rico 0.5%

Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	3.398(t)	07/01/29	1,416	1,247,814

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  7

Schedule of Investments (unaudited) (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Rhode Island 0.1%

Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000%	06/01/28	240	$240,289

South Carolina 1.0%

Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	880	956,890

South Carolina Jobs-Econ. Dev. Auth. Rev.,
Foothill Affordable Hsg. Fndn., Paddock Club & Fairway Proj. (Mandatory put date 03/01/35)	4.000(cc)	03/01/62	800	811,895
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper Exchange Bonds, Series A, Rfdg.	4.000	12/01/29	619	653,292

				2,422,077

Tennessee 2.5%

Knox County Hlth. Edl. & Hsg. Facs. Board Rev.,
Westview Towers Proj. (Mandatory put date 12/01/25)	3.950(cc)	12/01/27	400	400,504

Metropolitan Nashville Arpt. Auth. Rev.,
Series B, AMT	5.250	07/01/34	500	549,341
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	380	406,482

Tennessee Energy Acq. Corp. Gas Rev.,
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	4,900	4,902,020

				6,258,347

Texas 8.0%

Arlington Hsg. Fin. Corp. Rev.,
6900 Matlok Road (Mandatory put date 04/01/27)	4.500(cc)	04/01/41	1,000	1,005,427
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch., PSFG, Rfdg.	5.000	08/15/35	1,000	1,119,910
Idea Pub. Sch., Series A	5.000	08/15/30	225	246,828
Int’l Leadership of Texas, Inc., Series B, PSFG (Mandatory put date 02/15/30)	4.000(cc)	02/15/55	1,035	1,089,871
Conroe Independent Sch. Dist.,
GO, PSFG	5.000	02/15/38	1,000	1,113,431
Dallas Hotel Occupancy Tax Rev.,
Rfdg.	4.000	08/15/28	1,025	1,033,141
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Memorial Hermann Hlth. Sys., Series B-3 (Mandatory Put Date 12/01/26)	5.000(cc)	07/01/49	280	286,703
Memorial Hermann Hlth. Sys., Series C, Rfdg. (Mandatory put date 07/01/29)	5.000(cc)	07/01/54	200	214,138
Houston Combined Util. Sys. Rev.,
Comb. 1st Lien, Series D, Rfdg.	5.000	11/15/34	1,000	1,001,195
United Airlines, Inc. Term. Impvt. Proj., Series B, AMT	5.250	07/15/34	1,250	1,331,211
Lakeside Place PFC Rev.,
Brookside Gardens Apts. (Mandatory put date 11/01/25)	4.150(cc)	11/01/26	1,000	1,000,556
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Bella Vida Facs. Living Proj., Temps-50, Series B3, Rfdg.	4.250	10/01/30	1,000	1,009,495
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/26	665	662,996
North Texas Hr. Ed. Auth., Inc. Rev.,
Sr. Series A, AMT(hh)	5.000	06/01/31	800	850,887
North Texas Twy. Auth. Rev.,
2nd Tier, Series B, Rfdg.	5.000	01/01/28	415	417,420
Plano Independent Sch. Dist.,
Series A, GO, PSFG	5.000	02/15/36	1,000	1,139,587
San Antonio Elec. & Gas Sys. Rev.,
Jr. Lien, Rfdg. (Mandatory put date 12/01/27)	2.000(cc)	02/01/49	1,500	1,465,529
Series D, Rfdg.	5.000	02/01/33	1,000	1,137,562
Tarrant Cnty. Cultural Edl. Facs. Fin. Corp. Rev.,
Baylor Scott & White Hlth. Proj., Series E (Mandatory put date 05/15/26)	5.000(cc)	11/15/52	620	625,179
TX Hlth. Resources Sys., Series C (Mandatory put date 11/15/32)	5.000(cc)	11/15/64	1,000	1,112,853

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Texas Muni. Gas Acq. & Sply. Corp. Rev.,
Sr. Lien, Series D	6.250%	12/15/26	690	$704,051
Texas Priv. Activity Bond Surface Trans. Corp. Rev.,
Bond Surface Trans. Corp., Sr. Lien, Rfdg. AMT	5.500	06/30/40	1,250	1,316,412

				19,884,382

Utah 2.7%

Salt Lake City Corp. Arpt. Rev.,
Intl. Arpt., Series A, AMT	5.000	07/01/32	2,000	2,208,501
Series A, AMT	5.000	07/01/28	375	386,789
Utah Cnty. Rev.,
IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,745	2,833,472
IHC Hlth. Svcs., Inc., Series B (Mandatory put date 08/01/26)	5.000(cc)	05/15/60	345	351,159
Utah Housing Corp. Rev.,
Liberty Corner (Mandatory put date 09/01/29)	3.000(cc)	09/01/45	1,000	994,587

				6,774,508

Virginia 1.4%

Alexandria Redev. & Hsg. Auth. Rev.,
431 S Columbus Street Block 4 Proj. (Mandatory put date 12/01/25)	3.400(cc)	12/01/54	1,750	1,750,289
Louisa Indl. Dev. Auth. Rev.,
VA Elec. & Pwr. Co. Proj., Series B, Rmkt. (Mandatory put date 10/01/30)	3.125(cc)	11/01/35	1,000	1,007,141
Virginia Small Bus. Fing. Auth. Rev.,
Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000	01/01/30	750	774,225

				3,531,655

Washington 0.8%

Seattle Muni. Light & Pwr. Rev.,
Series B, Rfdg. (Mandatory put date 11/01/26)	3.140(cc)	05/01/45	500	496,398
Washington Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Series B, Rfdg.	5.000	07/01/28	375	389,582
Whatcom Cnty. Pub. Util. Dist. No. 1,
Series A, GO, AMT, BAM	5.000	12/01/26	425	434,058
Series A, GO, AMT, BAM	5.000	12/01/27	330	342,767
Series A, GO, AMT, BAM	5.000	12/01/28	415	437,454

				2,100,259

West Virginia 1.0%

West Virginia Econ. Dev. Auth. Rev.,
Appalachian Pwr. Co. Proj., Series A, Rfdg. (Mandatory put date 12/01/25)	0.625(cc)	12/01/38	1,500	1,492,072
Commercial Metals Co. Proj., AMT (Mandatory put date 05/15/32)	4.625(cc)	04/15/55	1,000	1,002,685

				2,494,757

Wisconsin 1.8%

Pub. Fin. Auth. Rev.,
Astro Texas Land Proj., Rfdg., 144A	5.000	12/15/36	637	636,315
Cuyahoga River Cap. Port., Class A, Series 1 (Mandatory put date 07/01/28), 144A	4.000(cc)	01/01/55	2,000	2,048,999
Series 2025-1, Class A, Cert. (Mandatory put date 08/01/27), 144A	4.750(cc)	08/01/59	1,000	1,002,346
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Forensic Science & Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	700	703,553

				4,391,213

TOTAL LONG-TERM INVESTMENTS
(cost $243,212,458)				244,976,722

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  9

Schedule of Investments (unaudited) (continued)

as of September 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)
(cost $1,760,920)(wb)	1,760,920	$1,760,920

TOTAL INVESTMENTS 99.8%
(cost $244,973,378)		246,737,642
Other assets in excess of liabilities(z) 0.2%		382,841

NET ASSETS 100.0%		$247,120,483

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

BANS—Bond Anticipation Notes

CABS—Capital Appreciation Bonds

CDD—Community Development District

CGM—Citigroup Global Markets, Inc.

COP—Certificates of Participation

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

OTC—Over-the-counter

PCR—Pollution Control Revenue

PFC—Public Facility Corporation

PSFG—Permanent School Fund Guarantee

Rfdg—Refunding

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at September 30, 2025.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
37	10 Year U.S. Ultra Treasury Notes	Dec. 2025	$4,257,891	$(35,889)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$380,000	$—

See Notes to Financial Statements.

10

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$14,517,913	$—
Alaska	—	1,168,045	—
Arizona	—	7,011,603	—
California	—	9,334,079	—
Colorado	—	9,744,439	—
Connecticut	—	3,447,161	—
Delaware	—	59,893	—
District of Columbia	—	5,120,041	—
Florida	—	15,841,402	—
Georgia	—	8,004,228	—
Guam	—	1,085,550	—
Hawaii	—	1,749,807	—
Idaho	—	1,219,908	—
Illinois	—	12,748,815	—
Indiana	—	7,848,984	—
Iowa	—	749,561	—
Kentucky	—	6,115,494	—
Louisiana	—	1,998,821	—
Maryland	—	1,020,817	—
Massachusetts	—	2,109,755	—
Michigan	—	2,384,359	—
Minnesota	—	1,002,808	—
Mississippi	—	9,842,989	—
Missouri	—	1,395,124	—
Nebraska	—	2,356,179	—
New Hampshire	—	5,416,830	—
New Jersey	—	10,686,749	—
New Mexico	—	1,389,422	—
New York	—	32,026,445	—
North Carolina	—	2,726,724	—
Ohio	—	5,815,922	—
Oklahoma	—	3,067,468	—
Pennsylvania	—	6,624,086	—
Puerto Rico	—	1,247,814	—
Rhode Island	—	240,289	—
South Carolina	—	2,422,077	—
Tennessee	—	6,258,347	—
Texas	—	19,884,382	—
Utah	—	6,774,508	—
Virginia	—	3,531,655	—
Washington	—	2,100,259	—
West Virginia	—	2,494,757	—
Wisconsin	—	4,391,213	—
Short-Term Investment
Affiliated Mutual Fund	1,760,920	—	—

Total	$1,760,920	$244,976,722	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(35,889)	$—	$—

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  11

Schedule of Investments (unaudited) (continued)

as of September 30, 2025

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2025 were as follows:

Pre-pay Gas	14.3%
Corporate Backed IDB & PCR	14.1
Transportation	13.2
Special Tax/Assessment District	12.0
Healthcare	11.7
Development	10.8
Education	6.7
Power	5.4
General Obligation	3.8
Water & Sewer	3.2
Tobacco Appropriated	2.9

Lease Backed Certificate of Participation	0.8%
Affiliated Mutual Funds	0.7
Pre-Refunded	0.2
Solid Waste/Resource Recovery	0.0 *

99.8
Other assets in excess of liabilities	0.2

100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of September 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$35,889*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(345,399)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(13,022)

For the six months ended September 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$4,884,558

*	Average volume is based on average quarter end balances for the six months ended September 30, 2025.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of September 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $243,212,458)	$244,976,722
Affiliated investments (cost $1,760,920)	1,760,920
Interest receivable	2,878,986
Receivable for Fund shares sold	564,353
Deposit with broker for centrally cleared/exchange-traded derivatives	380,000
Due from broker—variation margin futures	2,313
Prepaid expenses	2,307

Total Assets	250,565,601

Liabilities

Payable for investments purchased	2,942,230
Payable for Fund shares purchased	263,749
Accrued expenses and other liabilities	94,582
Dividends and Distributions payable	92,701
Management fee payable	32,089
Distribution fee payable	19,161
Affiliated transfer agent fee payable	470
Trustees’ fees payable	136

Total Liabilities	3,445,118

Net Assets	$247,120,483

Net assets were comprised of:
Shares of beneficial interest, at par	$24,640
Paid-in capital in excess of par	261,760,082
Total distributable earnings (loss)	(14,664,239)

Net assets, September 30, 2025	$247,120,483

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  13

Statement of Assets and Liabilities (unaudited)

as of September 30, 2025

Class A

Net asset value and redemption price per share, ($83,134,670 ÷ 8,287,712 shares of beneficial interest issued and outstanding)	$10.03
Maximum sales charge (2.25% of offering price)	0.23

Maximum offering price to public	$10.26

Class C

Net asset value, offering price and redemption price per share, ($2,775,006 ÷ 276,928 shares of beneficial interest issued and outstanding)	$10.02

Class Z

Net asset value, offering price and redemption price per share, ($137,695,321 ÷ 13,730,505 shares of beneficial interest issued and outstanding)	$10.03

Class R6

Net asset value, offering price and redemption price per share, ($23,515,486 ÷ 2,344,975 shares of beneficial interest issued and outstanding)	$10.03

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended September 30, 2025

Net Investment Income (Loss)

Income
Interest income	$3,812,856
Affiliated dividend income	141,596

Total income	3,954,452

Expenses
Management fee	332,102
Distribution fee(a)	112,402
Transfer agent’s fees and expenses (including affiliated expense of $1,536)(a)	81,631
Registration fees(a)	25,701
Audit fee	23,214
Custodian and accounting fees	20,662
Professional fees	18,198
Shareholders’ reports	10,443
Trustees’ fees	6,066
Miscellaneous	16,315

Total expenses	646,734
Less: Fee waiver and/or expense reimbursement(a)	(152,846)

Net expenses	493,888

Net investment income (loss)	3,460,564

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(59,216)
Futures transactions	(345,399)

(404,615)

Net change in unrealized appreciation (depreciation) on:
Investments	3,771,284
Futures	(13,022)

3,758,262

Net gain (loss) on investment transactions	3,353,647

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,814,211

(a) Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	98,353	14,049	—	—
Transfer agent’s fees and expenses	16,074	1,371	63,969	217
Registration fees	9,957	2,977	7,879	4,888
Fee waiver and/or expense reimbursement	(32,546)	(1,162)	(105,274)	(13,864)

See Notes to Financial Statements.

PGIM Short Duration Muni Fund 15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2025	Year Ended March 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,460,564	$5,641,474
Net realized gain (loss) on investment transactions	(404,615)	(949,149)
Net change in unrealized appreciation (depreciation) on investments	3,758,262	1,095,300

Net increase (decrease) in net assets resulting from operations	6,814,211	5,787,625

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,114,277)	(1,838,138)
Class C	(25,828)	(56,144)
Class Z	(1,970,819)	(3,207,089)
Class R6	(333,331)	(512,032)

	(3,444,255)	(5,613,403)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	56,405,755	101,879,225
Net asset value of shares issued in reinvestment of dividends and distributions	2,908,987	4,629,326
Cost of shares purchased	(37,078,929)	(90,993,651)

Net increase (decrease) in net assets from Fund share transactions	22,235,813	15,514,900

Total increase (decrease)	25,605,769	15,689,122

Net Assets:

Beginning of period	221,514,714	205,825,592

End of period	$247,120,483	$221,514,714

See Notes to Financial Statements.

16

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,
	2025		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.89		$9.88	$9.81	$9.89	$10.46	$10.12
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.26	0.22	0.13	0.08	0.15
Net realized and unrealized gain (loss) on investment transactions	0.14		0.01	0.07	(0.07)	(0.57)	0.35
Total from investment operations	0.28		0.27	0.29	0.06	(0.49)	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.26)	(0.22)	(0.14)	(0.08)	(0.16)
Net asset value, end of period	$10.03		$9.89	$9.88	$9.81	$9.89	$10.46
Total Return(b):	2.86%		2.71%	2.96%	0.60%	(4.73)%	4.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$83,135		$75,263	$69,282	$71,030	$104,310	$98,413
Average net assets (000)	$78,467		$71,306	$70,852	$88,279	$116,393	$56,478
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.61	%(c)	0.61%	0.62%	0.62%	0.61%	0.63%
Expenses before waivers and/or expense reimbursement	0.69	%(c)	0.70%	0.71%	0.69%	0.65%	0.74%
Net investment income (loss)	2.85	%(c)	2.59%	2.22%	1.38%	0.77%	1.43%
Portfolio turnover rate(d)(e)	32%		79%	76%	87%	74%	64%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  17

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,
	2025		2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.88		$9.87	$9.80	$9.89	$10.46		$10.11
Income (loss) from investment operations:
Net investment income (loss)	0.09	(b)	0.16	0.12	0.05	-	(c)	0.08
Net realized and unrealized gain (loss) on investment transactions	0.14	(d)	0.01	0.07	(0.09)	(0.57)		0.35
Total from investment operations	0.23		0.17	0.19	(0.04)	(0.57)		0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.16)	(0.12)	(0.05)	(-	)(c)	(0.08)
Net asset value, end of period	$10.02		$9.88	$9.87	$9.80	$9.89		$10.46
Total Return(e):	2.35%		1.71%	1.97%	(0.37)%	(5.43)%		4.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,775		$2,984	$4,208	$7,101	$10,151		$13,047
Average net assets (000)	$2,802		$3,562	$5,310	$8,543	$12,026		$15,371
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.60	%(f)	1.60%	1.60%	1.49%	1.37%		1.43%
Expenses before waivers and/or expense reimbursement	1.68	%(f)	1.73%	1.69%	1.56%	1.46%		1.54%
Net investment income (loss)	1.85	%(f)	1.59%	1.23%	0.52%	0.02%		0.80%
Portfolio turnover rate(g)(h)	32%		79%	76%	87%	74%		64%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

18

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,
	2025		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.89		$9.88	$9.80	$9.89	$10.46	$10.12
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.29	0.25	0.16	0.11	0.19
Net realized and unrealized gain (loss) on investment transactions	0.13		- (b)	0.07	(0.08)	(0.57)	0.34
Total from investment operations	0.29		0.29	0.32	0.08	(0.46)	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.28)	(0.24)	(0.17)	(0.11)	(0.19)
Net asset value, end of period	$10.03		$9.89	$9.88	$9.80	$9.89	$10.46
Total Return(c):	3.01%		3.02%	3.37%	0.80%	(4.44)%	5.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$137,695		$123,037	$117,154	$148,873	$201,704	$174,371
Average net assets (000)	$126,022		$111,813	$131,149	$163,511	$213,040	$119,138
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.32	%(d)	0.32%	0.32%	0.32%	0.32%	0.32%
Expenses before waivers and/or expense reimbursement	0.49	%(d)	0.51%	0.51%	0.48%	0.46%	0.52%
Net investment income (loss)	3.13	%(d)	2.88%	2.52%	1.69%	1.06%	1.80%
Portfolio turnover rate(e)(f)	32%		79%	76%	87%	74%	64%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  19

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended September 30,		Year Ended March 31,
	2025		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.89		$9.88	$9.80	$9.89	$10.46	$10.11
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.29	0.25	0.18	0.11	0.20
Net realized and unrealized gain (loss) on investment transactions	0.14		0.01	0.08	(0.10)	(0.57)	0.35
Total from investment operations	0.30		0.30	0.33	0.08	(0.46)	0.55
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.29)	(0.25)	(0.17)	(0.11)	(0.20)
Net asset value, end of period	$10.03		$9.89	$9.88	$9.80	$9.89	$10.46
Total Return(b):	3.03%		3.05%	3.40%	0.83%	(4.41)%	5.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,515		$20,231	$15,181	$11,841	$7,276	$688
Average net assets (000)	$21,118		$17,604	$13,495	$9,770	$3,145	$820
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.29	%(c)	0.29%	0.29%	0.29%	0.29%	0.29%
Expenses before waivers and/or expense reimbursement	0.42	%(c)	0.45%	0.51%	0.53%	0.77%	1.78%
Net investment income (loss)	3.16	%(c)	2.92%	2.57%	1.81%	1.05%	1.97%
Portfolio turnover rate(d)(e)	32%		79%	76%	87%	74%	64%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

20

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Short Duration Muni Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

PGIM Short Duration Muni Fund  21

Notes to Financial Statements (unaudited) (continued)

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium

22

and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended September 30, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.29% on average daily net assets up to $5 billion;	0.29%
0.28% on average daily net assets over $5 billion.

The Manager has contractually agreed, through July 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year

PGIM Short Duration Muni Fund 23

Notes to Financial Statements (unaudited) (continued)

during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.85%
C	1.60
Z	0.32
R6	0.29

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended September 30, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$7,212	$8,053
C	—	—

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended September 30, 2025, no Rule 17a-7 transactions were entered into by the Fund.

24

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2025, were as follows:

Cost of Purchases	Proceeds from Sales
$92,414,000	$73,503,429

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended September 30, 2025, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)
$ —	$ 7,524,946	$ 5,764,026	$—	$—	$1,760,920	1,760,920	$ 4,051	$—

PGIM Core Ultra Short Bond Fund(wb)
661,826	71,505,933	72,167,759	—	—	—	—	137,545	—
$661,826	$79,030,879	$77,931,785	$—	$—	$1,760,920		$141,596	$—

(wb) Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of September 30, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$245,005,982	$3,231,575	$(1,535,804)	$1,695,771

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of March 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$16,486,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2025 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $250,000 or more of Class A shares and sell those shares within 18 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

PGIM Short Duration Muni Fund 25

Notes to Financial Statements (unaudited) (continued)

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of September 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	1,185	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	7	90.9

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Six months ended September 30, 2025:
Shares sold	1,812,668	$17,943,642
Shares issued in reinvestment of dividends and distributions	101,878	1,010,284
Shares purchased	(1,240,162)	(12,270,336)
Net increase (decrease) in shares outstanding before conversion	674,384	6,683,590
Shares issued upon conversion from other share class(es)	69,355	686,399
Shares purchased upon conversion into other share class(es)	(66,822)	(662,004)
Net increase (decrease) in shares outstanding	676,917	$6,707,985

Year ended March 31, 2025:
Shares sold	3,288,251	$32,601,512
Shares issued in reinvestment of dividends and distributions	165,673	1,642,128
Shares purchased	(2,951,235)	(29,230,680)
Net increase (decrease) in shares outstanding before conversion	502,689	5,012,960
Shares issued upon conversion from other share class(es)	229,866	2,277,213
Shares purchased upon conversion into other share class(es)	(132,656)	(1,317,182)
Net increase (decrease) in shares outstanding	599,899	$5,972,991

Class C
Six months ended September 30, 2025:
Shares sold	32,274	$319,655
Shares issued in reinvestment of dividends and distributions	2,133	21,128
Shares purchased	(29,122)	(287,537)
Net increase (decrease) in shares outstanding before conversion	5,285	53,246
Shares purchased upon conversion into other share class(es)	(30,404)	(300,610)
Net increase (decrease) in shares outstanding	(25,119)	$(247,364)

Year ended March 31, 2025:
Shares sold	17,747	$175,952
Shares issued in reinvestment of dividends and distributions	4,191	41,487
Shares purchased	(43,674)	(432,632)
Net increase (decrease) in shares outstanding before conversion	(21,736)	(215,193)
Shares purchased upon conversion into other share class(es)	(102,523)	(1,016,058)
Net increase (decrease) in shares outstanding	(124,259)	$(1,231,251)

26

Share Class	Shares	Amount

Class Z
Six months ended September 30, 2025:
Shares sold	3,135,072	$31,113,030
Shares issued in reinvestment of dividends and distributions	155,776	1,544,317
Shares purchased	(2,017,298)	(19,961,059)
Net increase (decrease) in shares outstanding before conversion	1,273,550	12,696,288
Shares issued upon conversion from other share class(es)	50,927	504,374
Shares purchased upon conversion into other share class(es)	(39,004)	(385,789)
Net increase (decrease) in shares outstanding	1,285,473	$12,814,873

Year ended March 31, 2025:
Shares sold	6,041,058	$59,833,345
Shares issued in reinvestment of dividends and distributions	245,652	2,433,684
Shares purchased	(5,678,684)	(56,305,961)
Net increase (decrease) in shares outstanding before conversion	608,026	5,961,068
Shares issued upon conversion from other share class(es)	123,547	1,226,522
Shares purchased upon conversion into other share class(es)	(145,921)	(1,443,850)
Net increase (decrease) in shares outstanding	585,652	$5,743,740

Class R6
Six months ended September 30, 2025:
Shares sold	710,385	$7,029,428
Shares issued in reinvestment of dividends and distributions	33,611	333,258
Shares purchased	(461,247)	(4,559,997)
Net increase (decrease) in shares outstanding before conversion	282,749	2,802,689
Shares issued upon conversion from other share class(es)	15,911	157,630
Net increase (decrease) in shares outstanding	298,660	$2,960,319

Year ended March 31, 2025:
Shares sold	936,665	$9,268,416
Shares issued in reinvestment of dividends and distributions	51,670	512,027
Shares purchased	(506,310)	(5,024,378)
Net increase (decrease) in shares outstanding before conversion	482,025	4,756,065
Shares issued upon conversion from other share class(es)	27,613	273,355
Net increase (decrease) in shares outstanding	509,638	$5,029,420

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

PGIM Short Duration Muni Fund 27

Notes to Financial Statements (unaudited) (continued)

The Fund did not utilize the SCA during the reporting period ended September 30, 2025.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall

28

sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk

PGIM Short Duration Muni Fund 29

Notes to Financial Statements (unaudited) (continued)

that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

Tax Risk: Municipal bonds are subject to tax risk. This is the risk that federal income tax rates may decrease, which could decrease the demand for municipal bonds, or that a change in the law may limit or eliminate the exemption of interest on municipal bonds from such taxes. In addition, the income from municipal bonds could be declared taxable because of non-compliant conduct of an issuer.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the impact and does not expect the ASU to have a material impact on the financial statements.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of September 30, 2025.

30

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

- None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Short Duration Muni Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Short Duration Muni Fund (formerly, PGIM Short Duration Muni High Income Fund)1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator of the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’

[1]	PGIM Short Duration Muni Fund is a series of Prudential Investment Portfolios 12.

PGIM Short Duration Muni Fund

Approval of Advisory Agreements (continued)

oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2024 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included

Visit our website at pgim.com/investments

transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2024. The Board considered that the Fund commenced operations on May 29, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the mutual funds included in the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	3rd Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one- and ten- year periods and underperformed its benchmark index over the other periods.
●	The Board also noted that the Fund outperformed its benchmark index over all periods ended March 31, 2025.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap that (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.32% for Class Z shares, and 0.29% for Class R6 shares through July 31, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Short Duration Muni Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM Conservative Retirement Spending Fund

PGIM Enhanced Retirement Spending Fund

PGIM Moderate Retirement Spending Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

SEPTEMBER 30, 2025

Table of Contents	Financial Statements and Other Information	September 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Conservative Retirement Spending Fund	1
PGIM Enhanced Retirement Spending Fund	7
PGIM Moderate Retirement Spending Fund	13
Notes to Financial Statements	19

Other Information - Form N-CSR Items 8-11

PGIM Conservative Retirement Spending Fund

Schedule of Investments (unaudited)

as of September 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 86.4%

AFFILIATED EXCHANGE-TRADED FUND 2.0%
PGIM Active High Yield Bond ETF	3,050	$109,037

(cost $105,247)(wa)

AFFILIATED MUTUAL FUNDS — 80.9%
Domestic Equity — 24.8%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	15,179	766,850
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	10,898	109,196
PGIM US Real Estate Fund (Class R6)	30,244	481,483

		1,357,529

Fixed Income — 43.3%
PGIM Core Conservative Bond Fund (Class R6)	162,464	1,418,307
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	19,017	135,972
PGIM TIPS Fund (Class R6)	96,491	818,240

		2,372,519

International Equity — 12.8%
PGIM Jennison Global Infrastructure Fund (Class R6)	25,924	479,081
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	13,222	220,020

		699,101

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,045,992)(wa)		4,429,149

UNAFFILIATED EXCHANGE-TRADED FUND 3.5%
Vanguard Long-Term Bond ETF (cost $187,917)	2,689	190,516

TOTAL LONG-TERM INVESTMENTS (cost $4,339,156)		4,728,702

SHORT-TERM INVESTMENT 13.9%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $759,472)(wa)	759,472	759,472

TOTAL INVESTMENTS 100.3% (cost $5,098,628)		5,488,174
Liabilities in excess of other assets (0.3)%		(18,786)

NET ASSETS 100.0%		$5,469,388

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Conservative Retirement Spending Fund 1

PGIM Conservative Retirement Spending Fund

Schedule of Investments (unaudited) (continued)

as of September 30, 2025

The following is a summary of the inputs used as of September 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund	$109,037	$—	$—
Affiliated Mutual Funds
Domestic Equity	1,357,529	—	—
Fixed Income	2,372,519	—	—
International Equity	699,101	—	—
Unaffiliated Exchange-Traded Fund	190,516	—	—
Short-Term Investment
Affiliated Mutual Fund	759,472	—	—

Total	$5,488,174	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2025 were as follows:

Fixed Income	43.3%
Domestic Equity	24.8
Short-Term	13.9
International Equity	12.8

Unaffiliated Exchange-Traded Fund	3.5%
Affiliated Exchange-Traded Fund	2.0

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

2

PGIM Conservative Retirement Spending Fund

Statement of Assets & Liabilities (unaudited)

as of September 30, 2025

Assets

Investments at value:
Affiliated investments (cost $4,910,711)	$5,297,658
Unaffiliated investments (cost $187,917)	190,516
Receivable for investments sold	17,523
Due from Manager	12,916
Prepaid expenses and other assets	1,412

Total Assets	5,520,025

Liabilities
Custodian and accounting fees payable	22,901
Payable for investments purchased	12,308
Audit fee payable	9,300
Professional fees payable	4,411
Accrued expenses and other liabilities	1,690
Affiliated transfer agent fee payable	14
Trustees’ fees payable	13

Total Liabilities	50,637

Net Assets	$5,469,388

Net assets were comprised of:
Shares of beneficial interest, at par	$501
Paid-in capital in excess of par	5,010,053
Total distributable earnings (loss)	458,834

Net assets, September 30, 2025	$5,469,388

Class R6

Net asset value, offering price and redemption price per share, ($5,469,388 ÷ 501,057 shares of beneficial interest issued and outstanding)	$10.92

See Notes to Financial Statements.

PGIM Conservative Retirement Spending Fund 3

PGIM Conservative Retirement Spending Fund

Statement of Operations (unaudited)

Six Months Ended September 30, 2025

Net Investment Income (Loss)

Income
Affiliated dividend income	$80,015
Unaffiliated dividend income	4,394

Total income	84,409

Expenses
Custodian and accounting fees	25,727
Professional fees	17,521
Audit fee	9,300
Trustees’ fees	4,813
Registration fees	4,323
Fund data services	3,159
Shareholders’ reports	3,044
Commitment fees	2,978
Transfer agent’s fees and expenses (including affiliated expense of $ 34)	50
Offering fees	27
Miscellaneous	3,690

Total expenses	74,632
Less: Fee waiver and/or expense reimbursement	(74,632)

Net expenses	—

Net investment income (loss)	84,409

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $ 11,424)	11,371
Payment from Manager	4

11,375

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $ 251,436)	252,946

Net gain (loss) on investment transactions	264,321

Net Increase (Decrease) In Net Assets Resulting From Operations	$348,730

See Notes to Financial Statements.

4

PGIM Conservative Retirement Spending Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2025	April 03, 2024* through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,409	$183,362
Net realized gain (loss) on investment transactions	11,375	21,565
Affiliated net capital gain distributions received	—	56,336
Net change in unrealized appreciation (depreciation) on investments	252,946	136,600

Net increase (decrease) in net assets resulting from operations	348,730	397,863

Dividends and Distributions
Distributions from distributable earnings
Class R6	(88,209)	(199,585)

Fund share transactions
Net proceeds from shares sold (0 and 501,000 shares, respectively)	—	5,010,000
Net asset value of shares issued in reinvestment of dividends and distributions (18 and 39 shares, respectively)	184	405

Net increase (decrease) in net assets from Fund share transactions	184	5,010,405

Total increase (decrease)	260,705	5,208,683

Net Assets:
Beginning of period	5,208,683	—

End of period	$5,469,388	$5,208,683

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Conservative Retirement Spending Fund 5

PGIM Conservative Retirement Spending Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended September 30, 2025		April 03, 2024(a) through March 31, 2025

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.40		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.37
Net realized and unrealized gain (loss) on investment transactions	0.53		0.43
Total from investment operations	0.70		0.80
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.37)
Distributions from net realized gains	-		(0.03)
Total dividends and distributions	(0.18)		(0.40)
Net asset value, end of period	$10.92		$10.40
Total Return(c):	6.77%		8.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,469		$5,209
Average net assets (000)	$5,290		$5,176
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00	%(e)(f)	0.00	%(e)(f)
Expenses before waivers and/or expense reimbursement	2.81	%(e)	3.44	%(e)
Net investment income (loss)	3.18	%(e)	3.56	%(e)
Portfolio turnover rate(g)	4%		13%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund presents a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

6

PGIM Enhanced Retirement Spending Fund

Schedule of Investments (unaudited)

as of September 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 3.0%
PGIM Active High Yield Bond ETF	5,058	$180,824

(cost $174,770)(wa)

AFFILIATED MUTUAL FUNDS — 92.9%
Domestic Equity — 39.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	12,517	181,620
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	30,922	1,562,157
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	25,298	253,486
PGIM US Real Estate Fund (Class R6)	26,172	416,654

		2,413,917

Fixed Income — 19.0%
PGIM Core Conservative Bond Fund (Class R6)	48,352	422,110
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)	20,795	150,555
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	51,294	366,755
PGIM TIPS Fund (Class R6)	24,888	211,051

		1,150,471

International Equity — 34.1%
PGIM Global Real Estate Fund (Class R6)	28,572	601,728
PGIM Jennison Global Infrastructure Fund (Class R6)	29,967	553,791
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	11,965	181,509
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	43,847	729,621

		2,066,649

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,925,823)(wa)		5,631,037

UNAFFILIATED EXCHANGE-TRADED FUND 4.0%
Vanguard Long-Term Bond ETF (cost $237,191)	3,397	240,677

TOTAL LONG-TERM INVESTMENTS (cost $5,337,784)		6,052,538

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $40,242)(wa)	40,242	40,242

TOTAL INVESTMENTS 100.6% (cost $5,378,026)		6,092,780
Liabilities in excess of other assets (0.6)%		(35,429)

NET ASSETS 100.0%		$6,057,351

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Enhanced Retirement Spending Fund 7

PGIM Enhanced Retirement Spending Fund

Schedule of Investments (unaudited) (continued)

as of September 30, 2025

The following is a summary of the inputs used as of September 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund	$180,824	$—	$—
Affiliated Mutual Funds
Domestic Equity	2,413,917	—	—
Fixed Income	1,150,471	—	—
International Equity	2,066,649	—	—
Unaffiliated Exchange-Traded Fund	240,677	—	—
Short-Term Investment
Affiliated Mutual Fund	40,242	—	—

Total	$6,092,780	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2025 were as follows:

Domestic Equity	39.8%
International Equity	34.1
Fixed Income	19.0

Unaffiliated Exchange-Traded Fund	4.0%
Affiliated Exchange-Traded Fund	3.0
Short-Term	0.7

100.6
Liabilities in excess of other assets	(0.6)

100.0%

See Notes to Financial Statements.

8

PGIM Enhanced Retirement Spending Fund

Statement of Assets & Liabilities (unaudited)

as of September 30, 2025

Assets

Investments at value:
Affiliated investments (cost $5,140,835)	$5,852,103
Unaffiliated investments (cost $237,191)	240,677
Receivable for investments sold	31,161
Due from Manager	13,491
Prepaid expenses	6,722

Total Assets	6,144,154

Liabilities
Payable for investments purchased	31,771
Custodian and accounting fees payable	22,465
Registration fees payable	14,029
Audit fee payable	9,300
Professional fees payable	6,731
Accrued expenses and other liabilities	2,471
Affiliated transfer agent fee payable	23
Trustees’ fees payable	13

Total Liabilities	86,803

Net Assets	$6,057,351

Net assets were comprised of:
Shares of beneficial interest, at par	$524
Paid-in capital in excess of par	5,241,512
Total distributable earnings (loss)	815,315

Net assets, September 30, 2025	$6,057,351

Class R6

Net asset value, offering price and redemption price per share, ($6,057,351 ÷ 523,680 shares of beneficial interest issued and outstanding)	$11.57

See Notes to Financial Statements.

PGIM Enhanced Retirement Spending Fund 9

PGIM Enhanced Retirement Spending Fund

Statement of Operations (unaudited)

Six Months Ended September 30, 2025

Net Investment Income (Loss)

Income
Affiliated dividend income	$42,831
Unaffiliated dividend income	5,378

Total income	48,209

Expenses
Custodian and accounting fees	26,032
Professional fees	17,429
Audit fee	9,300
Trustees’ fees	4,813
Registration fees	4,323
Shareholders’ reports	4,250
Fund data services	3,159
Commitment fees	3,070
Transfer agent’s fees and expenses (including affiliated expense of $ 63)	112
Offering fees	27
Miscellaneous	2,829

Total expenses	75,344
Less: Fee waiver and/or expense reimbursement	(75,344)

Net expenses	—

Net investment income (loss)	48,209

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $ 13,107)	13,074
Payment from Manager	3,751

16,825

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $ 574,963)	577,151

Net gain (loss) on investment transactions	593,976

Net Increase (Decrease) In Net Assets Resulting From Operations	$642,185

See Notes to Financial Statements.

10

PGIM Enhanced Retirement Spending Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2025	April 03, 2024* through March 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$48,209	$156,487
Net realized gain (loss) on investment transactions	16,825	24,567
Affiliated net capital gain distributions received	—	112,314
Net change in unrealized appreciation (depreciation) on investments	577,151	137,603

Net increase (decrease) in net assets resulting from operations	642,185	430,971

Dividends and Distributions
Distributions from distributable earnings
Class R6	(52,610)	(205,275)

Fund share transactions
Net proceeds from shares sold (10,557 and 512,454 shares, respectively)	110,000	5,125,000
Net asset value of shares issued in reinvestment of dividends and distributions (207 and 462 shares, respectively)	2,250	4,830

Net increase (decrease) in net assets from Fund share transactions	112,250	5,129,830

Total increase (decrease)	701,825	5,355,526

Net Assets:

Beginning of period	5,355,526	—

End of period	$6,057,351	$5,355,526

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Enhanced Retirement Spending Fund 11

PGIM Enhanced Retirement Spending Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended September 30, 2025		April 03, 2024(a) through March 31, 2025

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.44		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.31
Net realized and unrealized gain (loss) on investment transactions	1.14		0.53
Total from investment operations	1.23		0.84
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.37)
Distributions from net realized gains	-		(0.03)
Total dividends and distributions	(0.10)		(0.40)
Net asset value, end of period	$11.57		$10.44
Total Return(c):	11.86%		8.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,057		$5,356
Average net assets (000)	$5,687		$5,354
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00	%(e)(f)	0.00	%(e)(f)
Expenses before waivers and/or expense reimbursement	2.64	%(e)	3.50	%(e)
Net investment income (loss)	1.69	%(e)	2.94	%(e)
Portfolio turnover rate(g)	5%		15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund presents a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

12

PGIM Moderate Retirement Spending Fund

Schedule of Investments (unaudited)

as of September 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 93.9%

AFFILIATED EXCHANGE-TRADED FUND 2.0%
PGIM Active High Yield Bond ETF	3,137	$112,148

(cost $108,315)(wa)

AFFILIATED MUTUAL FUNDS — 86.0%
Domestic Equity — 32.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	7,765	112,665
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	22,081	1,115,544
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	11,209	112,318
PGIM US Real Estate Fund (Class R6)	31,428	500,333

		1,840,860

Fixed Income — 30.3%
PGIM Core Conservative Bond Fund (Class R6)	96,409	841,649
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)	15,480	112,072
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	34,584	247,273
PGIM TIPS Fund (Class R6)	59,550	504,981

		1,705,975

International Equity — 23.0%
PGIM Global Real Estate Fund (Class R6)	11,870	249,981
PGIM Jennison Global Infrastructure Fund (Class R6)	31,450	581,194
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	27,880	463,928

		1,295,103

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,315,387)(wa)		4,841,938

UNAFFILIATED EXCHANGE-TRADED FUND 5.9%
Vanguard Long-Term Bond ETF (cost $331,225)	4,741	335,900

TOTAL LONG-TERM INVESTMENTS (cost $4,754,927)		5,289,986

SHORT-TERM INVESTMENT 6.6%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $370,014)(wa)	370,014	370,014

TOTAL INVESTMENTS 100.5% (cost $5,124,941)		5,660,000
Liabilities in excess of other assets (0.5)%		(28,906)

NET ASSETS 100.0%		$5,631,094

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Moderate Retirement Spending Fund 13

PGIM Moderate Retirement Spending Fund

Schedule of Investments (unaudited) (continued)

as of September 30, 2025

The following is a summary of the inputs used as of September 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund	$112,148	$—	$—
Affiliated Mutual Funds
Domestic Equity	1,840,860	—	—
Fixed Income	1,705,975	—	—
International Equity	1,295,103	—	—
Unaffiliated Exchange-Traded Fund	335,900	—	—
Short-Term Investment
Affiliated Mutual Fund	370,014	—	—

Total	$5,660,000	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2025 were as follows:

Domestic Equity	32.7%
Fixed Income	30.3
International Equity	23.0
Short-Term	6.6

Unaffiliated Exchange-Traded Fund	5.9%
Affiliated Exchange-Traded Fund	2.0

100.5
Liabilities in excess of other assets	(0.5)

100.0%

See Notes to Financial Statements.

14

PGIM Moderate Retirement Spending Fund

Statement of Assets & Liabilities (unaudited)

as of September 30, 2025

Assets

Investments at value:
Affiliated investments (cost $4,793,716)	$5,324,100
Unaffiliated investments (cost $331,225)	335,900
Receivable for investments sold	22,716
Due from Manager	13,104
Prepaid expenses	8,139

Total Assets	5,703,959

Liabilities

Custodian and accounting fees payable	22,828
Payable for investments purchased	19,862
Registration fees payable	14,029
Audit fee payable	9,300
Professional fees payable	4,880
Accrued expenses and other liabilities	1,939
Affiliated transfer agent fee payable	14
Trustees’ fees payable	13

Total Liabilities	72,865

Net Assets	$5,631,094

Net assets were comprised of:
Shares of beneficial interest, at par	$501
Paid-in capital in excess of par	5,010,010
Total distributable earnings (loss)	620,583

Net assets, September 30, 2025	$5,631,094

Class R6

Net asset value, offering price and redemption price per share, ($5,631,094 ÷ 501,053 shares of beneficial interest issued and outstanding)	$11.24

See Notes to Financial Statements.

PGIM Moderate Retirement Spending Fund 15

PGIM Moderate Retirement Spending Fund

Statement of Operations (unaudited)

Six Months Ended September 30, 2025

Net Investment Income (Loss)

Income
Affiliated dividend income	$59,369
Unaffiliated dividend income	7,647

Total income	67,016

Expenses
Custodian and accounting fees	26,191
Professional fees	16,348
Audit fee	9,300
Trustees’ fees	4,813
Registration fees	4,323
Shareholders’ reports	4,218
Fund data services	3,159
Commitment fees	2,530
Transfer agent’s fees and expenses (including affiliated expense of $34)	84
Offering fees	27
Miscellaneous	2,823

Total expenses	73,816

Less: Fee waiver and/or expense reimbursement	(73,816)

Net expenses	—

Net investment income (loss)	67,016

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $13,614)	13,543

Payment from Manager	1,976

15,519

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $383,978)	386,787

Net gain (loss) on investment transactions	402,306

Net Increase (Decrease) In Net Assets Resulting From Operations	$469,322

See Notes to Financial Statements.

16

PGIM Moderate Retirement Spending Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2025	April 03, 2024* through March 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$67,016	$168,382
Net realized gain (loss) on investment transactions	15,519	24,895
Affiliated net capital gain distributions received	—	78,923
Net change in unrealized appreciation (depreciation) on investments	386,787	148,272

Net increase (decrease) in net assets resulting from operations	469,322	420,472

Dividends and Distributions
Distributions from distributable earnings Class R6	(71,133)	(198,116)

Fund share transactions
Net proceeds from shares sold (0 and 501,000 shares, respectively)	—	5,010,000
Net asset value of shares issued in reinvestment of dividends and distributions (14 and 39 shares, respectively)	148	401

Net increase (decrease) in net assets from Fund share transactions	148	5,010,401

Total increase (decrease)	398,337	5,232,757

Net Assets:

Beginning of period	5,232,757	—

End of period	$5,631,094	$5,232,757

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Moderate Retirement Spending Fund 17

PGIM Moderate Retirement Spending Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended September 30, 2025		April 03, 2024(a) through March 31, 2025

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.44		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.34
Net realized and unrealized gain (loss) on investment transactions	0.81		0.50
Total from investment operations	0.94		0.84
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.37)
Distributions from net realized gains	-		(0.03)
Total dividends and distributions	(0.14)		(0.40)
Net asset value, end of period	$11.24		$10.44
Total Return(c):	9.00%		8.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,631		$5,233
Average net assets (000)	$5,379		$5,220
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00	%(e)(f)	0.00	%(e)(f)
Expenses before waivers and/or expense reimbursement	2.74	%(e)	3.57	%(e)
Net investment income (loss)	2.49	%(e)	3.24	%(e)
Portfolio turnover rate(g)	5%		14%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)	Annualized.

(f)

The Fund presents a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Conservative Retirement Spending Fund (“Conservative Retirement Spending”), PGIM Enhanced Retirement Spending Fund (“Enhanced Retirement Spending”) and PGIM Moderate Retirement Spending Fund (“Moderate Retirement Spending”) (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act. Each Fund is structured as a “fund of funds,” meaning that instead of buying individual securities directly, each Fund invests primarily in mutual funds and exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”).

The investment objective of each Fund is to seek a balance between growth and conservation of capital.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Funds, as listed in each Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

19

Notes to Financial Statements (unaudited) (continued)

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

20

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

Each Fund does not pay the Manager a management fee. For the reporting period ended September 30, 2025, the contractual and effective management fess rates for each of the funds were 0.00% of each Fund’s average daily net assets.

The Manager has entered into subadvisory agreements with PGIM DC Solutions LLC (“PGIM DC Solutions”).

The Manager has contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver has no express termination date and may not be terminated by PGIM Investments without prior approval of the Fund’s Board of Trustees.

The expense limitation attributable to below class is:

Class	Expense Limitations

R6	0.35%

The RIC, on behalf of each Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of each Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of each Fund.

PGIM Investments, PIMS and PGIM DC Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended September 30, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Conservative Retirement Spending	$206,218	$245,817

21

Notes to Financial Statements (unaudited) (continued)

Fund	Cost of Purchases	Proceeds from Sales
Enhanced Retirement Spending	$402,672	$291,632
Moderate Retirement Spending	254,465	280,430

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and exchange-traded funds for the reporting period ended September 30, 2025, is presented as follows:

Conservative Retirement Spending

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM Active High Yield Bond ETF
$ 103,729	$ 4,209	$ 1,671	$ 2,798	$ (28)	$ 109,037	3,050	$ 4,096	$—

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)

1,352,595	76,309	27,186	16,508	81	1,418,307	162,464	29,020	—

PGIM Jennison Global Infrastructure Fund (Class R6)

454,369	8,672	31,556	45,253	2,343	479,081	25,924	5,124	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)

130,672	11,517	6,473	226	30	135,972	19,017	—	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)

205,384	5,334	23,358	30,874	1,786	220,020	13,222	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)

730,366	6,542	106,767	127,672	9,037	766,850	15,179	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)

104,015	4,134	11,433	14,125	(1,645)	109,196	10,898	—	—

PGIM TIPS Fund (Class R6)
781,432	50,632	13,204	(605)	(15)	818,240	96,491	20,469	—

PGIM US Real Estate Fund (Class R6)
458,683	27,601	19,221	14,585	(165)	481,483	30,244	4,725	—
$4,217,516	$190,741	$239,198	$248,638	$11,452	$4,429,149		$59,338	$—

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 747,334	$129,967	$117,829	$ —	$ —	$ 759,472	759,472	$16,581	$—
$5,068,579	$324,917	$358,698	$251,436	$11,424	$5,297,658		$80,015	$—

Enhanced Retirement Spending

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM Active High Yield Bond ETF
$ 160,137	$17,617	$1,430	$4,522	$(22)	$180,824	5,058	$6,574	$—

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
374,760	48,081	5,720	5,003	(14)	422,110	48,352	8,377	—

22

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Emerging Markets Debt Hard Currency Fund (Class R6)
$ 133,342	$ 11,896	$ 2,353	$ 7,683	$ (13)	$ 150,555	20,795	$ 4,648	$—

PGIM Global Real Estate Fund (Class R6)
530,326	41,724	13,232	42,784	126	601,728	28,572	7,643	—

PGIM Jennison Global Infrastructure Fund (Class R6)
488,962	35,606	23,527	52,009	741	553,791	29,967	5,734	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
159,624	16,399	13,436	20,097	(1,064)	181,620	12,517	—	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
328,137	46,076	9,156	1,602	96	366,755	51,294	—	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
159,816	5,579	21,762	34,656	3,220	181,509	11,965	—	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
634,000	36,804	45,496	102,435	1,878	729,621	43,847	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
1,385,179	37,850	132,283	261,186	10,225	1,562,157	30,922	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
224,789	14,497	14,102	30,293	(1,991)	253,486	25,298	—	—

PGIM TIPS Fund (Class R6)
187,644	25,714	2,267	(34)	(6)	211,051	24,888	5,103	—

PGIM US Real Estate Fund (Class R6)
369,565	37,881	3,450	12,727	(69)	416,654	26,172	3,953	—
$4,976,144	$358,107	$286,784	$570,441	$13,129	$5,631,037		$35,458	$—

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 52,261	$100,699	$112,718	$ —	$ —	$ 40,242	40,242	$ 799	$—
$5,188,542	$476,423	$400,932	$574,963	$13,107	$5,852,103		$42,831	$—

Moderate Retirement Spending

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM Active High Yield Bond ETF
$104,216	$6,400	$1,289	$2,842	$(21)	$112,148	3,137	$4,157	$—

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
784,171	61,569	13,992	9,857	44	841,649	96,409	17,005	—

PGIM Emerging Markets Debt Hard Currency Fund (Class R6)
104,167	5,620	3,465	5,760	(10)	112,072	15,480	3,523	—

PGIM Global Real Estate Fund (Class R6)
231,203	10,663	9,966	17,882	199	249,981	11,870	3,263	—

PGIM Jennison Global Infrastructure Fund (Class R6)
538,520	14,503	28,657	54,909	1,919	581,194	31,450	6,141	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
103,917	7,947	11,083	12,652	(768)	112,665	7,765	—	—

23

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
$ 232,168	$ 23,580	$ 9,159	$ 631	$ 53	$ 247,273	34,584	$—	$—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
423,074	12,994	39,976	65,064	2,772	463,928	27,880	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
1,038,028	8,909	127,855	185,547	10,915	1,115,544	22,081	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
104,525	4,396	9,282	14,008	(1,329)	112,318	11,209	—	—

PGIM TIPS Fund (Class R6)
471,162	40,996	6,902	(267)	(8)	504,981	59,550	12,462	—

PGIM US Real Estate Fund (Class R6)
465,692	31,395	11,695	15,093	(152)	500,333	31,428	4,849	—
$4,496,627	$222,572	$272,032	$381,136	$13,635	$4,841,938		$47,243	$—

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 366,276	$117,135	$113,397	$ —	$ —	$ 370,014	370,014	$ 7,969	$—
$4,967,119	$346,107	$386,718	$383,978	$13,614	$5,324,100		$59,369	$—

(wa)  Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the investments and the net unrealized appreciation (depreciation) as of September 30, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Conservative Retirement Spending	$5,100,761	$393,169	$(5,756)	$ 387,413

Enhanced Retirement Spending	6,417,788	723,741	(1,048,749)	(325,008)

Moderate Retirement Spending	5,128,479	539,128	(7,607)	531,521

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period.

7.	Capital and Ownership

The RIC is authorized to issue an unlimited number of shares of beneficial interest of each Fund, at $0.001 par value per share, currently divided into one class, designated Class R6 shares.

As of September 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Conservative Retirement Spending–Class R6	501,057	100.0%

Enhanced Retirement Spending–Class R6	501,049	95.7

Moderate Retirement Spending–Class R6	501,053	100.0

24

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Conservative Retirement Spending	1	99.8%

Enhanced Retirement Spending	1	95.5

Moderate Retirement Spending	1	99.8

Unaffiliated:

Conservative Retirement Spending	—	—

Enhanced Retirement Spending	—	—

Moderate Retirement Spending	—	—

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended September 30, 2025.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Affiliated Funds Risk: The Fund’s Manager serves as manager of certain of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns. The fees charged by Underlying Funds may not necessarily be the least expensive.

Asset Allocation Risk: The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., fixed income, equity and non-traditional). However, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the

25

Notes to Financial Statements (unaudited) (continued)

securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager’s and/or the subadviser’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

In addition, there is no guarantee that the Underlying Funds will achieve their investment objectives, and the Underlying Funds’ performance may be lower than the performance of the asset class which they were selected to represent. The Underlying Funds may change their investment objectives or policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund might be forced to withdraw its investment from the Underlying Fund at a disadvantageous time and price.

Credit Risk: Credit risk is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments when due or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by an Underlying Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Underlying Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Underlying Fund is subject. Not all securities in which the Underlying Funds invest are rated. Credit risk related to counterparties is especially important in the context of privately negotiated instruments.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Fund Rebalancing Risk: Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of a Fund’s allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund’s expenses or result in the Underlying Fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund’s performance and thus the Fund’s performance. The impact of rebalancing is likely to be greater when a Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.

The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact,

26

considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund’s investments in the event of significant market or other events that may require more rapid action.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and an Underlying Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if an Underlying Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Underlying Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of an Underlying Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

27

Notes to Financial Statements (unaudited) (continued)

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Real Estate Related Securities Risk: The Fund’s investment in certain Underlying Funds will expose the Fund to the performance of the real estate markets. The value of real estate securities in general, and real estate investment trusts (REITs) in particular, is subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. Government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the impact and does not expect the ASU to have a material impact on the financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of September 30, 2025.

28

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Retirement Spending Funds

PGIM Conservative Retirement Spending Fund

PGIM Moderate Retirement Spending Fund

PGIM Enhanced Retirement Spending Fund

The Funds’ Boards of Trustees

The Boards of Trustees (the “Board”) of the PGIM Retirement Spending Funds (each, a “Fund, and collectively, the “Funds”)1 consists of ten individuals, eight of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with PGIM DC Solutions LLC (“PGIM DC Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM DC Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to each Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM DC Solutions, which serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments and PGIM DC Solutions. The Board noted that PGIM DC Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for each Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to each Fund, such as PGIM

[1]

Each of the PGIM Retirement Spending Funds is a series of Prudential Investment Portfolios 12. The PGIM Retirement Spending Funds are: PGIM Conservative Retirement Spending Fund, PGIM Moderate Retirement Spending Fund, and PGIM Enhanced Retirement Spending Fund.

Approval of Advisory Agreements (continued)

Investments’ role as administrator for the Funds’ liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM DC Solutions, including investment research and security selection, as well as adherence to each Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund and PGIM DC Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM DC Solutions portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM DC Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM DC Solutions. The Board also noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer (“CCO”) as to each of PGIM Investments and PGIM DC Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to each Fund by PGIM DC Solutions, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments and PGIM DC Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of each Fund, the management fees of the Funds compared to similarly managed funds and PGIM Investments’ investment in each Fund. The Board noted that economies of scale can be shared with each Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM DC Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM DC Solutions and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by each Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by PGIM DC Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with

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those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM DC Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of each Fund for the last quarter ended December 31, 2024. The Board considered that each Fund commenced operations on April 3, 2024 and that longer-term performance was not yet available.

The Board also considered each Fund’s actual management fee, as well as each Fund’s net total expense ratio, for the fiscal year ended March 31, 2024. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, for each Fund were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance, fees and overall expenses. For each Fund, the table sets forth net performance comparisons (which reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of fund expenses, or any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

PGIM Conservative Retirement Spending Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its benchmark index over the last quarter of 2024.
●	The Board noted that the Fund ranked in the third quartile of its peer group over the last quarter of 2024.
●	The Board considered that the Fund commenced operations on April 3, 2024 and that longer-term performance was not yet available.
●

The Board noted that PGIM Investments has contractually agreed to limit total annual fund operating expenses after fee waivers and/ or expense reimbursements to 0.35% of average daily net assets for Class R6 shares.

●

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

PGIM Moderate Retirement Spending Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund underperformed its benchmark index over the last quarter of 2024.
●	The Board noted that the Fund ranked in the fourth quartile of its peer group over the last quarter of 2024.
●	The Board considered that the Fund commenced operations on April 3, 2024 and that longer-term performance was not yet available.
●

The Board noted that PGIM Investments has contractually agreed to limit total annual fund operating expenses after fee waivers and/ or expense reimbursements to 0.35% of average daily net assets for Class R6 shares.

●

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

Approval of Advisory Agreements (continued)

PGIM Enhanced Retirement Spending Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund underperformed its benchmark index over the last quarter of 2024.
●	The Board noted that the Fund ranked in the fourth quartile of its peer group over the last quarter of 2024.
●	The Board considered that the Fund commenced operations on April 3, 2024 and that longer-term performance was not yet available.
●

The Board noted that PGIM Investments has contractually agreed to limit total annual fund operating expenses after fee waivers and/ or expense reimbursements to 0.35% of average daily net assets for Class R6 shares.

●

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of each Fund and its shareholders.

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Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which

shareholders	may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	November 20, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	November 20, 2025